As filed with the Securities and Exchange Commission on September 28, 2005

Securities Act File No. 2-36429

Investment Company Act File No. 811-2033

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No.          ☐
Post-Effective Amendment No. 79    ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 49       ☒

(Check appropriate box or boxes.)

THE RESERVE FUND

(Exact Name of Registrant as Specified in Charter)

1250 BROADWAY, NEW YORK, NY

10001-3701
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 401-5500

Amy W. Bizar, Esq.

The Reserve Funds

1250 Broadway

New York, NY 10001-3701
(Name and Address of Agent for Service)

Approximate date of Proposed Public Offering: immediately upon filing

It is proposed that this filing will become effective (check appropriate box)

☐   immediately upon filing pursuant to paragraph (b)

☒   on (date) pursuant to paragraph (b)

☐   60 days after filing pursuant to paragraph (a)(1)

☐   on (date) pursuant to paragraph (a)(1)

☐   75 days after filing pursuant to paragraph (a)(2)

☐   on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐   this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PRIMARY FUND

U.S. GOVERNMENT FUND

U.S. TREASURY FUND

of The Reserve Fund

PROSPECTUS

SEPTEMBER 28, 2005

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offence.

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table of contents

about the funds

Investment Objectives	2

Principal Investment Strategies	2

Principal Risks	4

Performance	5

Fees & Expenses	8

Fund Management	12

your account

How to Buy Shares	13

How to Sell Shares	17

Frequent Purchases and Redemptions	20

account services	21

dividends & taxes	24

financial highlights	26

questions?

Shareholders should direct their inquiries to the firm from which they received this Prospectus or to The Reserve Funds.®

The Reserve Funds
1250 Broadway - 32nd floor
New York, NY 10001-3701
800-637-1700 (telephone)
212-401-5930 (facsimile)
customerservice@reservefunds.com
or visit our Web site at www.reservefunds.com

It Pays to Keep Money in Reserve®

about the funds

Investment Objectives

The investment objective of the Primary Fund, U.S. Government Fund and U.S. Treasury Fund (together the "Funds") is to seek as high a level of current income as is consistent with the preservation of capital and liquidity.

Principal Investment Strategies

The Funds are money market funds, designed as a convenient alternative to the direct investment of temporary cash balances in short-term instruments. The Funds seek to employ idle cash at yields competitive with yields of other comparable short-term investments, and to reduce or eliminate the mechanical problems of direct investment, such as scheduling maturities and reinvestment, evaluating the credit of issuers, investing in round lots, and safeguarding the receipt and delivery of securities. Each Fund invests only in short-term securities and seeks to maintain a stable $1.00 share price.

t  Short-term securities – securities with maturities of not more than 762 days (25 months) for securities issued or guaranteed by the U.S. Government, as to principal and interest, and 397 days (13 months) for other securities.

The investment adviser to the Funds monitors a range of economic and financial factors. Based on this analysis, the assets of the Funds are invested in a mix of U.S. dollar denominated money market securities that are intended to provide as high a yield as possible without violating each Fund's credit quality and maturity policies or jeopardizing the stability of its share price. The average maturity of each Fund's securities portfolio will not be more than 90 days. To further minimize investment risks, the Funds do not invest in commercial paper.

t  Money market securities – short-term securities that conform to the duration and credit quality standards of Rule 2a-7 under the Investment Company Act of 1940, as amended.

Primary Fund. The Primary Fund seeks to attain its objective by investing in U.S. government securities, deposit-type obligations of domestic and foreign banks, instruments of comparable quality as determined by the Board of Trustees and instruments fully collateralized by such obligations.

t  U.S. government securities – securities issued by the government of the United States, its agencies and instrumentalities.

The Primary Fund will principally invest in obligations of U.S. banking institutions who are members of the Federal Deposit Insurance Corporation (FDIC) and deposit-type obligations, such as negotiable certificates of deposit and time deposits, bankers' acceptances and securities backed by letters of credit of U.S. banks, foreign banks, foreign branches of U.S. banks and U.S. branches of foreign banks (Eurodollar obligations and Yankeedollar obligations) located in major industrialized nations in Western Europe, and other countries such as Australia and Canada, which banks have, at the time of the investment, more than $25 billion in total assets or the equivalent in about the funds

other currencies. The Primary Fund may invest more than 25% of its assets in bank obligations.

t  Eurodollar obligations – dollar denominated debt obligations issued by foreign branches or subsidiaries of U.S. banks and by foreign banks.

t  Yankeedollar obligations – dollar denominated obligations issued by U.S. branches or subsidiaries of foreign banks.

U.S. Government Fund. The U.S. Government Fund seeks to attain its objective by investing exclusively in U.S. government securities and repurchase agreements supported by such investments.

t  Repurchase agreements (REPOS) – Under a repurchase agreement, the seller agrees to repurchase a security at a mutually agreed-upon time and price. This results in a fixed rate of return insulated from market fluctuations during such period.

U.S. Treasury Fund. The U.S. Treasury Fund seeks to attain its objective by investing exclusively in securities backed by the full faith and credit of the U.S. government which provide interest income exempt from state and local personal income taxes in most states. Typically, the Fund's assets will be invested in U.S. Treasury securities.

t  Full faith and credit – The strongest credit backing offered by the U.S. government and the highest degree of safety with respect to the payment of principal and interest.

Repurchase Agreements. Each of the Funds may invest in repurchase agreements but will limit them to those banks and securities dealers who are deemed creditworthy pursuant to guidelines adopted by the Trustees. The U.S. Treasury Fund will further limit its investment in repurchase agreements to 5% of its total net assets, except for temporary or emergency purposes, and to those whose underlying obligations are backed by the full faith and credit of the United States. Securities subject to repurchase agreements will be segregated and will be monitored to ensure that the market value of the securities plus any accrued interest will at least equal the repurchase price.

Credit Quality. The Funds may invest in securities rated in one of the two highest short term ratings, generally by two of the nationally recognized statistical rating organizations. Securities which are not rated may also be purchased provided the investment adviser determines them to be of comparable quality pursuant to guidelines established by the Trustees.

Maturity. The average maturity of each Fund's securities portfolio will not be more than 90 days. In addition, the Funds will not purchase securities with maturities of more than 762 days (25 months) for securities issued or guaranteed by the U.S. Government, as to principal and interest, or 397 days (13 months) for other securities. Each Fund may at times purchase municipal floating rate and variable rate demand obligations, normally having stated maturities in excess of one year, but which permit the holder to demand payment of principal and accrued interest at any time, or at specified intervals not exceeding one year, usually upon not more than seven (7) days'

about the funds

notice. Each Fund will not invest more than 10% of the value of its net assets in floating or variable rate demand bonds for which there is no secondary market if the demand feature on such municipal obligations requires more than seven (7) days' notice.

Disclosure of Portfolio Holdings. A description of each Fund's policies and procedures with respect to the disclosure of portfolio holdings is available in the Statement of Additional Information.

Principal Risks

The Funds are money market mutual funds that seek to maintain a $1.00 price per share. An investment in a Fund is not insured or guaranteed by the U.S. government, FDIC or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. Each Fund has maintained a constant share price since inception, and will strive to continue to do so. The value of each Fund's net assets may change based on changes in market, economic, political and financial developments. The following factors could reduce the income or capital gains received on a Fund's portfolio and therefore the Fund's yield:

•  Interest Rate Risk. Most of the Funds' performance depends on interest rates, and when interest rates fall, the Funds' yields will typically fall as well. When interest rates go up, the value of an investment in debt securities generally goes down. When interest rates are rising, the value of long-term debt securities generally goes down more than the value of the short term securities in which the Funds invest. In addition, as investments mature, the proceeds may be reinvested at rates that are lower than levels previously earned.

•  Credit Quality Risk. Overall, a decline in the credit quality of an issuer, or of the provider of a credit support or maturity-shortening structure for a security, can cause the value of a money-market security to decrease.

•  Returns. Because money market funds may only invest in securities with a lower level of risk, over time they may produce lower returns than investments in stocks or bonds, which entail higher levels of risk.

•  Banking Industry Risks. The Primary Fund is also subject to the risk associated with the banking industry, including interest rate risk, credit risk and regulatory developments risk.

•  Suitability. Different investors have different investment goals. Investments in money market funds provide greater security and liquidity than other types of investments but do not usually offer as high a rate of return. The Funds are not intended to be a balanced investment program. They are intended to provide professional management for your cash and a convenient way to gain interest income as part of a diversified portfolio.

about the funds

The Funds are also subject to the risks associated with the types of securities held:

•  Repurchase Agreements. In the event of a default of a repurchase agreement counterparty, a Fund may experience delays, losses or restrictions upon its ability to dispose of the underlying securities.

•  Foreign Securities. Eurodollar and Yankeedollar investments involve certain risks that are different from investments in domestic obligations of U.S. banks. These risks may include unfavorable political and economic developments, possible withholding taxes, higher transaction costs, seizure of foreign deposits, currency controls or other governmental restrictions which might affect payment of principal or interest. In addition, foreign banks are not regulated by U.S. banking authorities and are generally not bound by financial reporting standards comparable to U.S. banks.

Performance

The bar charts and tables below provide an indication of the risks of investing in the Funds by showing changes in each Fund's performance from year to year. The bar charts show each Fund's annual total returns for Class R shares for each of the last 10 calendar years. The tables show performance for each class of shares, except those classes which did not have a full calendar year of operations. After tax returns for other classes may vary. Past performance is not necessarily an indication of how a Fund will perform in the future.

During the periods shown above, the highest quarterly return was 1.44% for the quarter ended September 30, 2000 and the lowest quarterly return was 0.02% for the quarter ended March 31, 2004. The return for the period from January 31, 2005 to June 30, 2005 was 0.82%.

about the funds

Average Annual Total Returns as of December 31, 2004	One Year	Five Years	Ten Years or Since Inception
Primary Fund - Class R	0.39%	2.13%	3.47%
Primary Fund - Class 95	0.44%	-	0.29	%*
Primary Fund - Class 75	0.65%	-	1.27	%**
Primary Fund - Class 70	0.70%	-	0.54	%*
Primary Fund - Class Treasurer's Trust	0.80%	-	1.43	%**
Primary Fund - Class 45	0.95%	-	1.58	%**
Primary Fund - Class 25	1.16%	-	1.79	%**
Primary Fund - Class 15	1.26%	-	1.79	%†
Primary Fund - Class 12	1.29%	-	1.13	%^
Primary Fund - Class 8	1.33%	-	1.53	%††

*  Inception date is August 12, 2003

**  Inception date is May 29, 2001

†   Inception date is July 30, 2001

††   Inception date is July 27, 2001

^  Inception date is June 25, 2003

During the periods shown above, the highest quarterly return was 1.41% for the quarter ended September 30, 2000 and the lowest quarterly return was 0.02% for the quarter ended March 31, 2004. The return for the period from January 31, 2005 to June 30, 2005 was 0.84%.

about the funds

Average Annual Total Returns as of December 31, 2004	One Year	Five Years	Ten Years or Since Inception
U.S. Government Fund - Class R	0.39%	1.97%	3.33%
U.S. Government Fund - Class Treasurer's Trust	0.79%	-	1.23	%**
U.S. Government Fund - Class 45	0.94%	-	1.38	%**
U.S. Government Fund - Class 25	1.15%	-	1.59	%**
U.S. Government Fund - Class 15	1.25%	-	1.17	%†
U.S. Government Fund - Class 8	1.32%	-	1.12	%††

**   Inception date is May 29, 2001

†  Inception date is November 18, 2002

††  Inception date is June 7, 2002

During the periods shown above, the highest quarterly return was 1.33% for the quarter ended December 31, 2000 and the lowest quarterly return was 0.02% for the quarter ended June 30, 2004. The return for the period from January 31, 2005 to June 30, 2005 was 0.72%.

about the funds

Average Annual Total Returns as of December 31, 2004	One Year	Five Years	Ten Years or Since Inception
U.S. Treasury Fund - Class R	0.29%	1.89%	3.21%
U.S. Treasury Fund - Class Treasurer's Trust	0.62%	-	1.23	%*
U.S. Treasury Fund - Class 45	0.78%	-	0.66	%†
U.S. Treasury Fund - Class 25	0.98%	-	0.85	%†
U.S. Treasury Fund - Class 8	1.15%	-	1.30	%††

*  Inception date is May 29, 2001

†  Inception date is August 7, 2003

††  Inception date is June 7, 2002

For the Funds' current yields, call toll-free (800) 637-1700 or visit our Web site at www.reservefunds.com.

Fees & Expenses

Each Fund offers several different classes of shares with different minimum investment requirements and different services. Classes 8, 12, 15, 20, 25, 35 and 45, which are designed for institutional investors, have higher minimum investments and fewer services than Classes Treasurer's Trust, 70, 75, 95 and R, which are designed for individual investors. Some classes are available only through certain financial intermediaries.

You may pay the fees and expenses, described in the table below, if you buy and hold the indicated classes of Fund shares. The Funds are no-load funds, meaning that there are no sales charges (loads) or exchange fees associated with an investment in any Fund.

Primary Fund

Shareholder Fees
(Fees paid directly from your investment)	Class R	Class 95	Class 75	Class 70	Class Treasurer's Trust	Class 45
Shareholder Transaction Fees*	None	None	None	None	None	None
Redemption Fees*	None	None	None	None	None	None
Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)
Management Fee**	0.80%	0.75%	0.55%	0.50%	0.60%	0.45%
Distribution and Service (12b-1 fee)	0.20%	0.20%	0.20%	0.20%	None	None
Other Expenses†	None	None	None	None	None	None
Total Annual Fund Operating Expenses††	1.00%	0.95%	0.75%	0.70%	0.60%	0.45%

about the funds

Primary Fund (continued)

Shareholder Fees
(Fees paid directly from your investment)	Class 35	Class 25	Class 20	Class 15	Class 12	Class 8
Shareholder Transaction Fees*	None	None	None	None	None	None
Redemption Fees*	None	None	None	None	None	None
Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)
Management Fee**	0.35%	0.25%	0.20%	0.15%	0.12%	0.08%
Distribution and Service (12b-1 fee)	None	None	None	None	None	None
Other Expenses†	None	None	None	None	None	None
Total Annual Fund Operating Expenses††	0.35%	0.25%	0.20%	0.15%	0.12%	0.08%

U.S. Government Fund

Shareholder Fees
(Fees paid directly from your investment)	Class R	Class 95	Class 75	Class 70	Class Treasurer's Trust	Class 45
Shareholder Transaction Fees*	None	None	None	None	None	None
Redemption Fees*	None	None	None	None	None	None
Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)
Management Fee**	0.80%	0.75%	0.55%	0.50%	0.60%	0.45%
Distribution and Service (12b-1 fee)	0.20%	0.20%	0.20%	0.20%	None	None
Other Expenses†	None	None	None	None	None	None
Total Annual Fund Operating Expenses††	1.00%	0.95%	0.75%	0.70%	0.60%	0.45%
Shareholder Fees
(Fees paid directly from your investment)	Class 35	Class 25	Class 20	Class 15	Class 12	Class 8
Shareholder Transaction Fees*	None	None	None	None	None	None
Redemption Fees*	None	None	None	None	None	None
Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)
Management Fee**	0.35%	0.25%	0.20%	0.15%	0.12%	0.08%
Distribution and Service (12b-1 fee)	None	None	None	None	None	None
Other Expenses†	None	None	None	None	None	None
Total Annual Fund Operating Expenses††	0.35%	0.25%	0.20%	0.15%	0.12%	0.08%

about the funds

U.S. Treasury Fund

Shareholder Fees
(Fees paid directly from your investment)	Class R	Class 95	Class 75	Class 70	Class Treasurer's Trust	Class 45
Shareholder Transaction Fees*	None	None	None	None	None	None
Redemption Fees*	None	None	None	None	None	None
Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)
Management Fee**	0.80%	0.75%	0.55%	0.50%	0.60%	0.45%
Distribution and Service (12b-1 fee)	0.20%	0.20%	0.20%	0.20%	None	None
Other Expenses†	None	None	0.01%	None	None	None
Total Annual Fund Operating Expenses††	1.00%	0.95%	0.76%	0.70%	0.60%	0.45%
Shareholder Fees
(Fees paid directly from your investment)	Class 35	Class 25	Class 20	Class 15	Class 12	Class 8
Shareholder Transaction Fees*	None	None	None	None	None	None
Redemption Fees*	None	None	None	None	None	None
Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)
Management Fee**	0.35%	0.25%	0.20%	0.15%	0.12%	0.08%
Distribution and Service (12b-1 fee)	None	None	None	None	None	None
Other Expenses†	None	None	None	None	None	None
Total Annual Fund Operating Expenses††	0.35%	0.25%	0.20%	0.15%	0.12%	0.08%

*  The Funds may charge the following fees to a limited number of shareholders depending on their particular circumstance or special services requested or provided: A monthly "Low Balance Fee" (currently $15) may be imposed on accounts (other than IRA accounts) with a monthly average account balance of less than $100,000 for Classes 8, 12, 15, 20, 25, 35, 45, 70 and 75, less than $10,000 for Class 95 and less than $1,000 for Class Treasurer's Trust and Class R, in which no shareholder activity has occurred for the past 12 consecutive months. A fee of $2 may be charged on redemption checks for less than $100 for Class R and Class 75 shares and a fee of $100 may be charged on redemption checks for less than $100,000 for shares of all other classes. Wire redemption fees, "stop payment" fees, returned check fees, overdraft fees or other fees for specific extra services may also be charged. These fees may be changed or discontinued at any time and may be reduced or waived under certain circumstances.

**  The Fund pays a "Comprehensive Management Fee" that includes the advisory fee, all administrative and customary operating expenses of the Fund, as well as shareholder liaison services (such as responding to inquiries and providing information on investments), record keeping charges, accounting expenses, transfer agent costs, and the expenses of preparing, printing and mailing shareholder reports and prospectuses. The Comprehensive Management Fee does not include Other Expenses. For the fiscal year ended May 31, 2005, the investment adviser reimbursed the Funds for the following percentages of the respective Fund's average daily net assets: 0.01% for U.S. Treasury Fund Class R, 0.01% for the Primary Fund Class 8. After the waiver, the management fees were the following percentages of the respective Fund's average daily net assets: 0.79% for U.S. Treasury Class R, 0.07% for the Primary Fund Class 8.

about the funds

†  Other Expenses include interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses, the fees and expenses of the independent Trustees, compensation for the Chief Compliance Officer and the fees of the independent counsel to the independent Trustees for which each Funds pay its direct or allocated share. It is estimated that these fees will be less than 0.005% for each Fund.

††  After the expense waiver, the Total Annual Fund Operating Expenses for Class R shares of the U.S. Treasury Fund was 0.99% for the fiscal year ended May 31, 2005.

Example: This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example should not be considered indicative of future investment returns and operating expenses, which may be more or less than those shown. This example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same. The expenses would be the same whether you redeemed your shares at the end of each period or not. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Primary Fund	One Year	Three Years	Five Years	Ten Years
Class R	$102.50	$319.89	$554.90	$1,229.20
Class 95	$97.38	$304.04	$527.69	$1,170.52
Class 75	$76.88	$240.52	$418.31	$932.93
Class 70	$71.75	$224.60	$390.82	$872.81
Class Treasurer's Trust	$61.50	$192.71	$335.68	$751.69
Class 45	$46.13	$144.75	$252.53	$567.82
Class 35	$35.88	$112.70	$196.82	$443.75
Class 25	$25.63	$80.58	$140.87	$318.48
Class 20	$20.50	$64.50	$112.81	$255.39
Class 15	$15.38	$48.40	$84.70	$192.00
Class 12	$12.30	$38.73	$67.80	$153.82
Class 8	$8.20	$25.83	$45.24	$102.74
U.S. Government Fund	One Year	Three Years	Five Years	Ten Years
Class R	$102.50	$319.89	$554.90	$1,229.20
Class 95	$97.38	$304.04	$527.69	$1,170.52
Class 75	$76.88	$240.52	$418.31	$932.93
Class 70	$71.75	$224.60	$390.82	$872.81
Class Treasurer's Trust	$61.50	$192.71	$335.68	$751.69
Class 45	$46.13	$144.75	$252.53	$567.82
Class 35	$35.88	$112.70	$196.82	$443.75
Class 25	$25.63	$80.58	$140.87	$318.48
Class 20	$20.50	$64.50	$112.81	$255.39
Class 15	$15.38	$48.40	$84.70	$192.00
Class 12	$12.30	$38.73	$67.80	$153.82
Class 8	$8.20	$25.83	$45.24	$102.74

about the funds

U.S. Treasury Fund	One Year	Three Years	Five Years	Ten Years
Class R	$102.50	$319.89	$554.90	$1,229.20
Class 95	$97.38	$304.04	$527.69	$1,170.52
Class 75	$76.88	$240.52	$418.31	$932.93
Class 70	$71.75	$224.60	$390.82	$872.81
Class Treasurer's Trust	$61.50	$192.71	$335.68	$751.69
Class 45	$46.13	$144.75	$252.53	$567.82
Class 35	$35.88	$112.70	$196.82	$443.75
Class 25	$25.63	$80.58	$140.87	$318.48
Class 20	$20.50	$64.50	$112.81	$255.39
Class 15	$15.38	$48.40	$84.70	$192.00
Class 12	$12.30	$38.73	$67.80	$153.82
Class 8	$8.20	$25.83	$45.24	$102.74

Fund Management

The Investment Adviser. The investment adviser for the Funds is Reserve Management Company, Inc. ("RMCI"), 1250 Broadway, New York, NY 10001-3701. RMCI has provided investment advice to investment companies within the Reserve family of funds since November 15, 1971. As of August 31, 2005, RMCI had over $21 billion in assets under management. RMCI manages each Fund, subject to policies adopted by the Trustees of the Trust, under the terms of an Investment Management Agreement with the Trust, on behalf of each Fund. The Investment Management Agreement provides that RMCI will furnish continuous investment advisory and other management and administrative services to each Fund, including transfer agent services. For its services each Fund pays RMCI a comprehensive management fee at an annual rate, based on the average daily net assets of each outstanding class of the Fund's shares, according to the following schedule:

R	95	TT	75	70	45	35	25	20	15	12	8
0.80%	0.75%	0.60%	0.55%	0.50%	0.45%	0.35%	0.25%	0.20%	0.15%	0.12%	0.08%

The Distributor. The Funds' distributor, Resrv Partners, Inc. ("Resrv"), 1250 Broadway, New York, NY 10001, is an affiliate of RMCI. The Trust, on behalf of the Funds, has adopted a Rule 12b-1 Distribution Plan (the "Plan"), in respect to Classes R, 70, 75 and 95, which allows each of those classes of each Fund to pay fees for the sale and distribution of its shares. The distribution fee is 0.20% per year of each Class's average net assets. Since this fee is paid out of the respective class's assets on an on-going basis, over time this fee will increase the cost of your investment in those classes and may cost you more than paying other types of sales charges.

your account

How To Buy Shares

Share Classes. Presently, the Funds each offer twelve share classes. Classes 8, 12, 15, 20, 25, 35 and 45 are designed for institutional investors and Classes Treasurer's Trust, 70, 75, 95 and R are designed for individual investors. You will need to decide on a share class to purchase before making your initial investment. Some classes are available only through certain financial intermediaries. Not all classes are currently available for each Fund. Please contact Reserve before you invest.

Account Ownership. You will also need to specify whether you wish to open a corporate account, a joint account or an individual account. When an account is registered jointly in the names of two people, either person is entitled to redeem any or all of the shares in the account. The Account Application provides that each party to a joint account will indemnify the Fund for actions taken on the instructions of the other party. The Funds will not be responsible for actions taken by either party with respect to this type of account.

How Fund Shares Are Priced. Investors pay no sales charges to invest in the Funds. The price you pay for a share of a Fund, and the price you receive upon selling or redeeming a share of a Fund, is the Fund's net asset value (NAV) per share for that class of shares, reduced for any applicable redemption fee. The net asset value per share is calculated by taking the total value of assets of each share class, subtracting its liabilities, and then dividing by the number of shares of that class that are issued and outstanding. Each Fund uses the amortized cost method of valuing its securities, which is a standard calculation that does not take into account unrealized gains or losses.

Calculation of Net Asset Value. Each Fund's NAV is calculated as of its cut-off time for accepting purchase orders and redemption requests (the "cut-off time"). The cut-off time is 5:00 p.m. Eastern time for the Primary Fund and the U.S. Government Fund and 2:00 p.m. Eastern time for the U.S. Treasury Fund. Generally, the NAV is not calculated and purchase and redemption orders are not accepted on days that the New York Stock Exchange ("NYSE") is closed, except for Good Friday. The NYSE is not open for trading on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. In addition, the NAV is not calculated and orders are not accepted on Columbus Day and Veterans Day when banks are closed. However, the NAV may be calculated and purchase and redemption orders accepted on any such day if RMCI determines it is in the shareholders' interest to do so. Your order will be priced at the next NAV calculated after your order is received by a Fund or by an authorized financial intermediary who has a sales agreement with Resrv Partners, Inc., the Funds distributor. No purchase of shares will be modified or cancelled after the cut-off time set for calculating the Funds' NAV. The NAV for each Class of a Fund's shares is computed by dividing the value of the net assets of the Class by the number of outstanding shares of such Class. The valuation of a Fund's portfolio securities is based upon their amortized cost and does not take into account unrealized gains or losses. This method values a security at its cost and thereafter assuming a constant amortization or accretion to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this your account

method provides certainty in valuation, there may be some periods during which the value of a security determined by the amortized cost method would be higher or lower than the price the Fund would receive if it sold the security.

The Trustees have established procedures designed to stabilize, to the extent reasonably possible, each Fund's price per share as computed for the purpose of sales and redemptions at $1.00. RMCI will report to the Trustees any deviations of more than 0.25%, from the Funds' net asset value calculated using the amortized cost basis. In the event the Trustees determine that a deviation exists which may result in material dilution or other unfair results to new investors or existing shareholders, the Fund will take such corrective action as it regards as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; or establishing a net asset values per share solely by using available market quotations. The Funds cannot guarantee that their respective net asset value will remain at $1.00 per share, although the NAV of each Fund has done so since inception.

Minimum Investments. Different classes of the Funds are subject to a different minimum initial investment and minimum subsequent investment. The investment minimums may be reduced or waived in certain circumstances and may be changed by a Fund at any time. The same minimums apply to the same share classes of each Fund. The minimum initial investment for each class is:

Share Class	Initial Minimum
Class 8	$50 million
Class 12	$35 million
Class 15	$20 million
Class 20	$15 million
Class 25	$10 million
Class 35	$7 million
Class 45	$5 million
Class Treasurer's Trust	None*
Class 70	$2 million
Class 75	$1 million
Class 95	$50,000
Class R	None*

  *  $1,000 for an IRA

your account

The minimum subsequent investment for each class is:

Share Class	Subsequent Minimum
Class 8	$5 million
Class 12	$2.5 million
Class 15	$1 million
Class 20	$500,000
Class 25	None
Class 35	None
Class 45	None
Class Treasurer's Trust	None*
Class 70	None
Class 75	None
Class 95	None
Class R	None*

  *  $250 for an IRA

Payment for Shares. All share purchases must be paid for in U.S. dollars. Foreign or travelers checks, cash, money orders, credit cards, credit card convenience checks, "starter" checks, or post-dated checks will not be accepted. In addition, in order to protect the Funds from check fraud, checks payable to third parties will not be accepted. An initial direct purchase must be accompanied by an Account Application. We are required by law to verify your identity. If the required information is not provided on your Account Application or cannot be verified, we may not be able to open an account or may close an account at any time. All payments for share purchases must be made by one of the two methods noted below:

•  By check – You may purchase shares with a check drawn on a U.S. bank, payable to The Reserve Funds or payable to and endorsed by the accountholder. You must include your account number (or Taxpayer Identification Number) on your check. A fee (currently $15) will be imposed if any check does not clear and, in addition, the investor will be liable for any loss the Fund incurs due to the returned check. Checks may be mailed or delivered to The Reserve Funds, 1250 Broadway, 32nd Floor, New York, NY 10001-3701.

•  By Federal wire – Call The Reserve Funds at 800-637-1700, between 8:30 a.m. and 6:00 p.m. Eastern time on any business day, or contact the firm from which you received this Prospectus, for specific instructions for purchasing shares by wire transfer.

Checks and wires which do not correctly identify the account to be credited may be returned or may delay the purchase of shares.

Purchasing Shares with Securities. Subject to the approval of the Trust, shares of a Fund may be purchased with liquid securities that are eligible for purchase by the Fund (consistent with the Fund's investment policies and restrictions) and that have a your account

value that is readily ascertainable in accordance with the Trust's valuation policies. These transactions will be effected only if the Fund intends to retain the security in the Fund as an investment. Assets purchased by a Fund in such a transaction will be valued in the same manner as they would be valued for purposes of pricing the Fund's shares if such assets were included in the Fund's assets at the time of purchase. The Trust reserves the right to amend or terminate this practice at any time.

Share Certificates. Share certificates are not issued by the Funds.

Joint Ownership. When an account is registered in the name of two people for example a husband or wife, either person is entitled to redeem shares in the account. The Trust assumes no responsibility to either owner for actions taken by the other with respect to an account so registered. The Account Application provides that persons who register their account jointly indemnify and hold the Trust harmless for actions taken by either party.

Investments Through Third Parties. Investments made through a third party such as a broker-dealer, financial institution or other financial intermediary, rather than directly with a Fund, may be subject to different policies and fees than those described here. Banks, brokers, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. You should consult a representative of the financial intermediary for more information.

Investments Through the Exchange Privilege. A shareholder may exchange Fund shares for shares of the same class of other Reserve and Hallmark funds, on any day when the Fund's NAV is calculated, by calling 800-637-1700. Any new account established through an exchange will have the same privileges as the original account (provided such privileges are available). Exchange requests must be received by each Fund's cutoff time in order be effected at the two funds' respective NAV's on that day. Exchange requests received after the cutoff time of either fund will be effected on the next day on which the Funds' NAV is calculated.

Exchanges are available by telephone, if you completed the "Redemptions and Exchanges by Telephone" information on your account application and marked to box to authorize telephone exchanges. Unless such authorization is withheld, a Fund will honor any telephone requests that the Fund deems to be valid. To reduce the risk of unauthorized or fraudulent instructions, all telephone exchange requests will be recorded. The Funds may also require the use of a password or other form of personal identification. A Fund may refuse a telephone exchange if it reasonably believes that the instructions are not genuine or if there appear to be other irregularities regarding the request. During periods of volatile economic and market conditions, a shareholder may have difficulty making an exchange request by telephone, in which case an exchange request would have to be made in writing.

Exchanges of shares of one fund for shares of another fund is a taxable event and may result in a gain or loss for Federal income tax purposes. The exchange privilege may not be available to clients of some intermediaries and some intermediaries may impose additional or different conditions on exchanges by their clients.

your account

You should carefully read the current Prospectus of the fund into which you would like to exchange. There is currently no fee for exchanges among funds in the Reserve and Hallmark family of funds, except that certain Hallmark Funds may be subject to an Early Redemption Fee on exchanges of shares held for 15 days or less before the exchange. The Funds may change or discontinue the exchange privilege at any time.

Reserve Automatic Asset-Builder Plan.SM You may make automatic purchases of Class Treasurer's Trust, Class 70, Class 75, Class 95 and Class R shares of a Fund by having a fixed dollar amount ($25 minimum) transferred into your Reserve account on a regular basis from a checking, NOW, or bank money market deposit account or from a U.S. government distribution such as social security, a federal salary, certain veterans' benefits, or other regular payments from the federal government. You may also purchase shares automatically by arranging for all or a specified amount of your salary to be deposited directly into your Reserve account. Please call The Reserve Fund at 800-637-1700 or visit the "Form Library" in the "Literature Center" on our Web site, www.reservefunds.com, for an application.

Right to Refuse Purchases and Exchanges. The Funds reserve the right to refuse any purchase or exchange request for any reason.

Anti-Money Laundering Requirements. Each Fund is subject to the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism (USA PATRIOT ACT) Act of 2001 (the "Patriot Act"). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund may request information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of financial advisers; it will be used only for compliance with the requirements of the Patriot Act. Each Fund reserves the right to reject purchase orders from persons who have not submitted information sufficient to allow the Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in the Fund from persons whose identity it is unable to verify on a timely basis. It is each Fund's policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

How to Sell Shares

You may redeem your shares on each day that the Funds' NAV is calculated. Shares will be redeemed at the next NAV determined after a proper redemption request, by telephone or in writing, is received by a Fund, or by an authorized financial intermediary. Redemption requests received after the cut-off time for the calculation of a Fund's NAV on any day will be redeemed at the net asset value calculated on the next business day.

Redemption proceeds can be paid by check or wire transfer. When redeeming recently purchased shares, please be aware that if a Fund has not yet collected payment for the shares you are selling, it will delay sending the proceeds until it has collected payment (usually not more than ten business days). The Funds may suspend the redemption of shares for over seven days if trading is restricted on the NYSE, if an emergency is declared by the SEC or if otherwise permitted by SEC order.

your account

A service fee of $2 may be charged on redemption checks for less than $100 for Class R and Class 75 shares and a fee of $100 may be charged on redemption checks for less than $100,000 for shares of all other classes. A wire redemption fee may be charged according to the following schedule. Service fees may be waived under certain conditions.

Class	Fee	On Amounts Less Than
Class 8	$10	$1 million
Class 12	$10	$750,000
Class 15	$100	$500,000
Class 20	$100	$100,000
Class 25	$100	$100,000
Class 35	$100	$100,000
Class 45	$100	$100,000
Class Treasurer's Trust	$100	$100,000
Class 70	$100	$100,000
Class 75	$10	$10,000
Class 95	$100	$100,000
Class R	$10	$10,000

The Funds assume no responsibility for delays in the receipt of wired or mailed Funds. Each Fund's NAV is not calculated and redemption requests are not accepted on days the Federal Reserve is closed.

Telephone Requests. If you completed the "Redemptions and Exchanges by Telephone" information on your account application, you may redeem your shares by calling the Funds at 800-637-1700. Telephone redemptions will be sent to the bank or brokerage account designated on the shareholder's account application. To change your designated brokerage or bank account, contact the firm through which you purchased your Fund shares, or, if you purchased your shares directly from the Funds, send a written request to the Funds with a signature guarantee. Telephone redemptions may also be sent to your home address provided that the Fund's records do not indicate that it has been changed within thirty (30) days of such redemption request. Each Fund reserves the right to record telephone calls and to refuse a telephone redemption if it reasonably believes that the instructions are not genuine or if there appear to be other irregularities regarding the request. Unless you did not sign up for telephone privileges or a Fund fails to take reasonable measures to verify the request, the Fund will not be liable for any unauthorized telephone redemption, or for any loss, cost or expense for acting upon telephone instructions.

Written Requests. When making a redemption request in writing, please include your account number, the Fund name, either the dollar amount or the number of shares you want to redeem, where the proceeds are to be sent or deposited, whether the redemption is to be made by check or by wire transfer and the name(s) and signature(s) of all your account

accountholders. A signature guarantee will also be required for the types of redemptions listed below. If you are redeeming shares held in an Individual Retirement Account (IRA), please call the Funds for information regarding the applicable withholding requirements.

Signature Guarantees. The following types of redemptions require written instructions and a medallion signature guarantee:

•  the redemption is for more than $10,000 and the redemption proceeds are not being sent to the designated bank or brokerage account; or

•  the account address has been changed within the past 30 days; or

•  the redemption proceeds are to be sent to someone other than the account owner at the address of record.

Medallion signature guarantees are designed to protect both you and the Funds from fraud and reduce the risk of loss. A medallion signature guarantee can be obtained from most banks, credit unions or savings associations, or from broker/dealers, national securities exchanges or clearing agencies deemed eligible by the SEC. Notaries cannot provide signature guarantees. Joint account owners need only provide a medallion signature guarantee for one of the account's registered owners.

Redemptions Through Third Parties. If you purchased or hold your Fund shares through a financial intermediary, you should contact a representative of the financial intermediary for information about selling your shares. Redemptions through a financial intermediary may involve that firm's own redemption minimums, services fees, or other requirements, which may be different from those described here. Under certain circumstances, a Fund may assist a third party in the collection of any such fees.

Redemptions Through the Exchange Privilege. A shareholder may exchange Fund shares for shares of the same class of other Reserve and Hallmark funds, on any day when the Fund's NAV is calculated, by calling 800-637-1700. Any new account established through an exchange will have the same privileges as the original account (provided such privileges are available). Exchange requests must be received by each Fund's cutoff time in order be effected at the two funds' respective NAV's on that day. Exchange requests received after the cutoff time of either fund will be effected on the next day on which the Funds' NAV is calculated.

Exchanges are available by telephone if you completed the "Redemptions and Exchanges by Telephone" information on your account application and marked to box to authorize telephone exchanges. Unless such authorization is withheld, a Fund will honor any telephone requests that the Fund deems to be valid. To reduce the risk of unauthorized or fraudulent instructions, all telephone exchange requests will be recorded. The Funds may also require the use of a password or other form of personal identification. A Fund may refuse a telephone exchange if it reasonably believes that the instructions are not genuine or if there appear to be other irregularities regarding the request. During periods of volatile economic and market conditions, a shareholder may have difficulty making an exchange request by telephone, in which case an exchange request would have to be made in writing.

your account

Exchanges of the shares of one fund for the shares of another fund is a taxable event and may result in a gain or loss for Federal income tax purposes. The exchange privilege may not be available to clients of some Intermediaries and some Intermediaries may impose additional or different conditions on exchanges by their clients.

You should carefully read the Prospectus of the fund into which you would like to exchange. There is currently no fee for exchanges among funds in the Reserve/Hallmark family of funds, except that shares of certain Hallmark equity funds may be subject to an Early Redemption Fee if they are exchanged within 15 days after they were acquired. The Funds may change or discontinue the exchange privilege at any time.

Redemptions In Kind. If the amount of a redemption request is large enough to affect a Fund's operations (for example, if the request is greater than the lesser of $250,000 or 1% of the Fund's net asset value), the Fund reserves the right to make payment in portfolio securities rather than in cash ("redemption in kind"), without notice. A shareholder may incur transaction expenses in converting the securities received into cash.

Minimum Balance Requirement. Because of the expenses of maintaining shareholder accounts, if your account, other than an IRA, has an average monthly account balance of less than $100,000 for Classes 8, 12, 15, 20, 25, 35, 45, 70 and 75, less than $10,000 for Class 95 or less than $1,000 for Class R and Class Treasurer's Trust, and there has been no shareholder activity in the account for the past 12 months, the Funds may, after 30 days notice, charge a monthly low balance fee (currently $15) or may redeem your shares and close the account. No account will be charged a fee or closed if the decline in balance is due to a decrease in share price. Some financial intermediaries may establish different minimum balances and fee amounts.

Frequent Purchases and Redemptions

Each Fund is designed as an investment vehicle for short-term cash management and is intended to provide liquidity to shareholders. Purchases or sales of shares of the Funds, and exchanges between funds in the Reserve and Hallmark family of funds, should not be used to exploit short-term swings in the market. Frequent purchases and sales of Fund shares by investors may increase fund expenses and necessitate changes in portfolio management strategies. RMCI does not monitor or limit short-term trading activity in the Fund regardless of frequency. Accordingly, the Board has not approved any policies and procedures designed to limit this activity. However, the Fund reserves the right to and may reject or cancel a purchase or exchange order for any reason, including if, in RMCI's opinion, there appears to be a pattern of excessive trading by an investor in other funds in the Reserve family of funds. In addition, the Trustees of the Reserve/Hallmark family of funds have adopted an Early Redemption Fee of 2.0% for certain Hallmark equity funds on redemptions or exchanges of shares that have been held for 15 days or less at the time of the redemption or exchange. The Funds may not be able to determine that a specific purchase, sale or exchange is short-term or excessive, particularly with respect to orders made through omnibus accounts or retirement plans, and may not be able to reject all such orders, although it is the Funds' intention to do so.

account services

Shareholder Services

The Funds offer a variety of shareholder services to make it more convenient to manage your account and to provide options to expand your investment opportunities. For more information on any of the following services, please call us at 800-637-1700 between 8:30 a.m. and 6:00 p.m. Eastern time on any business day or visit our Web site at www.reservefunds.com. Applications for some of these services are also available on our Web site in the "Form Library" of the "Literature Center." The following shareholder services are available to investors who hold their shares directly through Reserve. These services may not be available through financial intermediaries, who may offer different services. If you are purchasing or if you hold your Fund shares through a financial intermediary, please consult a representative of the intermediary regarding what shareholder services are available.

Reserve Easy Access.SM Easy Access is The Reserve Funds' 24-hour toll-free telephone service that lets shareholders use a touch-tone phone for a variety of options, which include obtaining yields, account balances and check reorders. To use it, call 800-637-1700 and follow the instructions.

Reserve Online Access.SM You may access your account activity for the previous six months, current price information and other information through On-Line Access at www.reservefunds.com. You must call Reserve at 800-637-1700 to activate On-Line Access.

Shareholder Communications. An account statement is sent to each shareholder at least quarterly. Shareholders are advised to retain all account statements. Shareholders have a duty to examine their account statements and report any discrepancies to the Funds immediately. Failure to do so could result in the shareholder suffering a loss.

Additionally, shareholders receive an Annual Report, containing audited financial statements, and an unaudited Semi-Annual Report. Duplicate copies of shareholder communications, such as the Prospectus, Annual Report, and Semi-Annual Report, will not be sent to related accounts at a common address, unless we receive instructions to the contrary from you. Shareholders who are clients of some Intermediaries will receive an account statement combining transactions in Fund shares with account statements covering other brokerage or mutual fund accounts. If you would like to receive additional copies of these materials, please contact the Funds or the financial intermediary through which you purchased your Fund shares.

Special Services. The Funds may charge shareholder accounts for specific costs incurred in processing certain shareholder requests including, but not limited to, providing copies of shareholder checks and account statements from past periods, stop payment orders and providing special research services.

Stop Payments. Each Fund will honor stop payment requests on unpaid shareholder checks provided that it is advised of the correct check number, payee, check amount and date. Stop payment requests received by a Fund by the cutoff time will be effective the next business day. Oral stop payment requests are effective for fourteen (14) calendar days, at which time they will be cancelled unless confirmed in writing.

account services

Written stop payment requests will remain in effect for one year. A fee will be charged for this service.

The following services are available only to investors in Class Treasurer's Trust, Class 70, Class 75, Class 95, Class R:

Reserve Automatic Asset-Builder Plan.SM The Asset Builder Plan enables you to make automatic share purchases by having a fixed dollar amount ($25 minimum) transferred into your Reserve account on a regular basis from a checking, NOW, or bank money market deposit account or from a U.S. government distribution such as social security, a federal salary, certain veterans' benefits, or other regular payments from the federal government. You may also purchase shares automatically by arranging for all or a specified amount of your salary to be deposited directly into your Reserve account.

Reserve Automatic Transfer Plan.SM With the Automatic Transfer Plan, you may make free automatic transfers from your Fund account to the eligible checking, NOW or bank money-market deposit account that you designate. You may choose to have dividends or distributions transferred to your designated account on a monthly basis or to have a specific dollar amount transferred to your designated account on a monthly, quarterly or annual basis. There is a $25 minimum for these transfers. You may also have amounts transferred to your designated account from telephone redemptions of $100 and over. To be eligible for these services, you must have an account with a balance of at least $5,000, and submit an Automatic Transfer Plan application to the Fund.

Reserve Cash Performance Account.SM The Reserve Cash Performance Account (Reserve CPA®) offers a comprehensive package of services, including unlimited, no minimum checking, and detailed monthly statements. A Visa Gold Check Card (with ATM access) and the Reserve Airline Rewards Program are available for an annual fee. There is no monthly fee, but a $1,000 minimum is required to open a Reserve CPA account.

Reserve Cash Performance Plus.SM The Reserve CPA "Plus"® (CPA+) offers all of the services included with the CPA account, plus a year-end summary statement and a free Visa Platinum Check Card (with ATM access). The Reserve Airline Rewards Program is available for an annual fee. There is a monthly fee of $5.00 and a $5,000 minimum is required to open a CPA+ account.

Reserve eChecking.® Reserve eChecking is another way you can make redemptions from your account through check writing privileges. Reserve eChecking is an on-line bill payment service, which provides the ability pay bills and more with point-and-click-convenience. You will be charged a fee, currently $4.95 per month, for unlimited transactions.

Individual Retirement Accounts. Investors may use a Fund as an investment for an Individual Retirement Account (IRA). For more information call 800-637-1700 between 8:30 a.m. and 6:00 p.m. Eastern time on any business day or visit the account services

"Form Library" in the "Literature Center" on our Web site, www.reservefunds.com, for an IRA account application.

Reserve eDelivery.SM The Funds now offer electronic delivery of the prospectus and other shareholder communications by eDelivery. In order to receive this service, you must register your account and provide us with e-mail information. Please call 800-637-1700 between 8:30 a.m. and 6:00 p.m. Eastern time on any business day for more information or enroll online at www.reservefunds.com/eDelivery. You must provide a verifiable e-mail address to enroll. Reserve eDelivery may not be available if you hold your Fund shares through a broker, dealer or other financial intermediary. Contact a representative of the financial intermediary for more information.

Shareholder Service Policies. The Funds' policies concerning the shareholder services are subject to change from time to time. The Funds reserve the right to increase its minimum initial investment amount and to change the minimum account size subject to a Low Balance Fee or involuntary redemption. The Funds further reserve the right to impose service charges for other special services provided to individual shareholders including, but not limited to, fees for returned checks, stop payment orders on checks, and special research services. These fees may be changed or discontinued at any time and may be reduced or waived under certain circumstances.

dividends & taxes

The following discussion is intended as general information only; it is not a complete analysis of the federal tax implications of an investment in a Fund. Because each person's tax situation is unique, you should consult your own tax adviser(s) with regard to the federal, state and local tax consequences of the purchase, ownership, exchange and redemption of Fund shares. If you invest through a tax-deferred account, such as a retirement plan, you generally will not pay tax on dividends and distributions paid by a Fund until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser. The applicable tax laws affecting a Fund and its shareholders are subject to change, including retroactive change.

The Funds declare dividend distributions daily and pay them monthly. The dividend distribution will include the net investment income and could at times include amounts of realized short-term capital gains, if any, on securities holdings and other Fund assets. Shareholders redeeming shares will receive all dividends declared through the date of redemption. The Funds anticipate that most of their dividends will consist of ordinary income, and that capital gains, if any, will be primarily short-term capital gains. Over the course of the year, substantially all of a Fund's net investment income and net short-term capital gains will be declared as dividends. Net realized long-term capital gains, if any, will be distributed by each Fund at least annually.

Distributions of any long-term capital gains earned by the Fund will be taxable to you as long-term capital gains, regardless of how long you have held your Fund shares.

All distributions are paid in the form of additional shares, unless you have requested that they be distributed to you in cash. This request may be made on your initial Account Application or by writing to the Funds. Distributions are taxable to you in the same manner whether you receive them in cash or reinvest them in additional Fund shares.

If you redeem Fund shares or exchange them for shares of another fund, you generally will be treated as having sold your shares and may recognize gain or loss on the transaction. Such gain or loss will generally be capital gain or loss, if any, which will be subject to the rules on long-term capital gains and losses to the extent you have held your shares for more than one year. Because each Fund seeks to maintain a stable $1.00 NAV, you are not likely to recognize a gain or loss on the redemption or exchange of shares.

Dividends of each Fund will generally be taxed as ordinary income, although a Fund may also distribute amounts taxable as capital gains.

Dividends and interest received by the Primary Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. While municipal obligations generally pay interest which is excludible from gross income for federal income tax purposes in the hands of the bondholder, such interest will not be excludible from gross income for Federal income tax purposes when paid by the Primary Fund to shareholders.

dividends & taxes

After the end of each year, each Fund will provide you with information about the dividends and distributions you received. If you do not provide a Fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding on your dividends, distributions and redemption proceeds. It is each Fund's intention to distribute substantially all of its net investment income. At times a portion of a Fund's daily dividend distribution may come from net realized short-term capital gains or other Fund assets. If, for any distribution, a Fund's net investment income and net realized short-term capital gain are less than the amount of the distribution, the differences could result in a return of capital to investors for tax purposes. Net realized long-term capital gains, if any, will be distributed by each Fund at least annually.

The above discussion is applicable to shareholders who are U.S. persons. If you are a non-U.S. person, please consult your own tax adviser with respect to the tax consequences to you of an investment in a Fund.

financial highlights

Financial Highlights

The Financial Highlights tables below are intended to help you understand each Fund's financial performance for the periods indicated. Certain information reflects the financial results for a single Fund share. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the respective Fund (assuming reinvestment of all dividends). The information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund's financial statements, are included in the Funds' Annual Reports, which are available upon request by calling 800-637-1700.

Primary Fund

	Class R
	Years Ended May 31,
	2005	2004	2003	2002	2001
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0100	0.0011	0.0065	0.0187	0.0511
Dividends from net investment income	(0.0100)	(0.0011)	(0.0065)	(0.0187)	(0.0511)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	1.01%	0.11%	0.65%	1.90%	5.29%
Ratios/Supplemental Data
Net assets end of year (millions)	$5,987.1	$6,067.2	$6,231.8	$6,462.0	$6,241.8
Ratio of expenses to average net assets	1.00%	1.00%	1.00%	1.01%	1.00%
Ratios of expenses to average net assets, net of fee waivers	1.00%	0.99%	(b)	(b)	(b)
Ratio of net investment income to average net assets	1.00%	0.10%	0.64%	1.86%	5.11%

	Class 95
	Year Ended May 31, 2005	August 12, 2003* to May 31, 2004
Net asset value at beginning of period	$1.0000	$1.0000
Net investment income	0.0105	0.0009
Dividends from net investment income	(0.0105)	(0.0009)
Net asset value at end of period	$1.0000	$1.0000
Total Return	1.06%	0.09%
Ratios/Supplemental Data
Net assets end of period (millions)	$13.1	$16.0
Ratio of expenses to average net assets	0.95%	0.95	%(a)
Ratio of net investment income to average net assets	1.00%	0.14	%(a)

Primary Fund (continued)

	Class 75
	Years Ended May 31,				May 29, 2001* to May 31,
	2005	2004	2003	2002	2001
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0125	0.0035	0.0090	0.0213	0.0003
Dividends from net investment income	(0.0125)	(0.0035)	(0.0090)	(0.0213)	(0.0003)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	1.27%	0.35%	0.90%	2.16%	0.03%
Ratios/Supplemental Data
Net assets end of period (millions)	$55.7	$6.8	$14.1	$23.5	$34.7
Ratio of expenses to average net assets	0.75%	0.75%	0.75%	0.76%	0.75	%(a)
Ratio of net investment income to average net assets	1.33%	0.37%	0.95%	2.33%	3.97	%(a)

	Class 70
	Year Ended May 31, 2005	August 12, 2003* to May 31, 2004
Net asset value at beginning of period	$1.0000	$1.0000
Net investment income	0.0130	0.0029
Dividends from net investment income	(0.0130)	(0.0029)
Net asset value at end of period	$1.0000	$1.0000
Total Return	1.32%	0.29%
Ratios/Supplemental Data
Net assets end of period (millions)	$19.4	$26.6
Ratio of expenses to average net assets	0.70%	0.70	%(a)
Ratio of net investment income to average net assets	1.26%	0.39	%(a)

Primary Fund (continued)

	Treasurer's Trust
	Years Ended May 31,				May 29, 2001* to May 31,
	2005	2004	2003	2002	2001
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0140	0.0050	0.0105	0.0228	0.0003
Dividends from net investment income	(0.0140)	(0.0050)	(0.0105)	(0.0228)	(0.0003)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	1.42%	0.50%	1.06%	2.32%	0.03%
Ratios/Supplemental Data
Net assets end of period (millions)	$609.7	$443.7	$497.4	$510.0	$224.5
Ratio of expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.60	%(a)
Ratio of net investment income to average net assets	1.49%	0.50%	1.04%	2.05%	4.12	%(a)
	Class 45
	Years Ended May 31,				May 29, 2001* to May 31,
	2005	2004	2003	2002	2001
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0155	0.0065	0.0120	0.0243	0.0004
Dividends from net investment income	(0.0155)	(0.0065)	(0.0120)	(0.0243)	(0.0004)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	1.57%	0.65%	1.21%	2.48%	0.04%
Ratios/Supplemental Data
Net assets end of period (millions)	$17.6	$16.0	$13.5	$23.1	$7.4
Ratio of expenses to average net assets	0.45%	0.45%	0.45%	0.45%	0.45	%(a)
Ratio of net investment income to average net assets	1.58%	0.65%	1.23%	2.13%	4.27	%(a)

Primary Fund (continued)

	Class 35
	Years Ended May 31,			July 1, 2002* to May 31,
	2005	2004		2003
Net asset value at beginning of period	$1.0000	$1.0000			$1.0000
Net investment income	0.0165	0.0050			0.0075
Dividends from net investment income	(0.0165)	(0.0050)			(0.0075)
Net asset value at end of period	$1.0000	$1.0000			$1.0000
Total Return	1.68%	0.51%			0.76%
Ratios/Supplemental Data
Net assets end of period (millions)	$3.7	$5.1		$	^
Ratio of expenses to average net assets	0.35%	0.35	%(a)+		0.35	%(a)+
Ratio of net investment income to average net assets	1.49%	0.74	%(a)+		1.45	%(a)+

	Class 25
	Years Ended May 31,				May 29, 2001* to May 31,
	2005	2004	2003	2002	2001
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0175	0.0085	0.0140	0.0263	0.0004
Dividends from net investment income	(0.0175)	(0.0085)	(0.0140)	(0.0263)	(0.0004)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	1.78%	0.86%	1.42%	2.69%	0.04%
Ratios/Supplemental Data
Net assets end of period (millions)	$552.3	$1,348.4	$1,524.7	$2,113.4	$442.0
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25	%(a)
Ratio of net investment income to average net assets	1.65%	0.84%	1.41%	2.31%	4.47	%(a)

	Class 20
	Year Ended May 31, 2005	February 17, 2004* to May 31, 2004
Net asset value at beginning of period	$1.0000	$1.0000
Net investment income	0.0180	0.0025
Dividends from net investment income	(0.0180)	(0.0025)
Net asset value at end of period	$1.0000	$1.0000
Total Return	1.83%	0.26%
Ratios/Supplemental Data
Net assets end of period (millions)	$266.5	$0.0	^
Ratio of expenses to average net assets	0.20%	0.20	%(a)
Ratio of net investment income to average net assets	1.86%	0.89	%(a)

Primary Fund (continued)

	Class 15
	Years Ended May 31,			July 30, 2001* to
	2005	2004	2003	2002
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0185	0.0095	0.0150	0.0205
Dividends from net investment income	(0.0185)	(0.0095)	(0.0150)	(0.0205)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	1.88%	0.96%	1.52%	2.08%
Ratios/Supplemental Data
Net assets end of period (millions)	$61.9	$136.7	$692.0	$34.1
Ratio of expenses to average net assets	0.15%	0.15%	0.15%	0.15	%(a)
Ratio of net investment income to average net assets	1.57%	0.95%	1.30%	2.07	%(a)

	Class 12
	Year Ended May 31, 2005	June 25, 2003* to May 31, 2004
Net asset value at beginning of period	$1.0000	$1.0000
Net investment income	0.0188	0.0090
Dividends from net investment income	(0.0188)	(0.0090)
Net asset value at end of period	$1.0000	$1.0000
Total Return	1.92%	0.91%
Ratios/Supplemental Data
Net assets end of period (millions)	$190.1	$328.1
Ratio of expenses to average net assets	0.12%	0.12	%(a)
Ratio of net investment income to average net assets	1.81%	0.97	%(a)

	Class 8
	Years Ended May 31,			July 27, 2001* to May 31,
	2005	2004	2003	2002
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0193	0.0102	0.0157	0.0214
Dividends from net investment income	(0.0193)	(0.0102)	(0.0157)	(0.0214)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	1.97%	1.03%	1.59%	2.17%
Ratios/Supplemental Data
Net assets end of period (millions)	$4,427.1	$11,262.8	$5,304.3	$2,818.3
Ratio of expenses to average net assets	0.08%	0.08%	0.08%	0.08	%(a)
Ratio of expenses to average net assets net of fee waivers	0.07%	0.08%	0.08%	0.08	%(a)
Ratio of net investment income to average net assets	1.72%	1.02%	1.45%	2.25	%(a)

U.S. Government Fund

	Class R
	Years Ended May 31,
	2005	2004	2003	2002	2001
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0102	0.0010	0.0050	0.0149	0.0493
Dividends from net investment income	(0.0102)	(0.0010)	(0.0050)	(0.0149)	(0.0493)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	1.03%	0.10%	0.50%	1.50%	5.12%
Ratios/Supplemental Data
Net assets end of year (millions)	$940.0	$853.5	$846.7	$902.3	$887.1
Ratio of expenses to average net assets	1.00%	1.00%	1.00%	1.01%	1.01%
Ratio of expenses to average net assets net of fee waivers	1.00%	0.98%	(b)	(b)	(b)
Ratio of net investment income to average net assets	1.04%	0.10%	0.50%	1.44%	4.93%
	Treasurer's Trust
	Years Ended May 31,				May 29, 2001* to May 31,
	2005	2004	2003	2002	2001
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0142	0.0049	0.0090	0.0189	0.0003
Dividends from net investment income	(0.0142)	(0.0049)	(0.0090)	(0.0189)	(0.0003)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	1.44%	0.49%	0.91%	1.91%	0.03%
Ratios/Supplemental Data
Net assets end of period (millions)	$81.2	$19.3	$6.5	$4.0	$15.6
Ratio of expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.60	%(a)
Ratio of net investment income to average net assets	1.64%	0.48%	0.83%	2.16%	3.47	%(a)
	Class 45
	Years Ended May 31,				May 29, 2001* to May 31,
	2005	2004	2003	2002	2001
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0157	0.0064	0.0105	0.0203	0.0003
Dividends from net investment income	(0.0157)	(0.0064)	(0.0105)	(0.0203)	(0.0003)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	1.59%	0.64%	1.06%	2.06%	0.03%
Ratios/Supplemental Data
Net assets end of period (millions)	$9.2	$0.0 ^	$5.8	$0.4	$4.4
Ratio of expenses to average net assets	0.45%	0.44%	0.45%	0.45%	0.45	%(a)
Ratio of net investment income to average net assets	2.36%	0.66%	0.86%	2.73%	3.62	%(a)

U.S. Government Fund (continued)

	Class 25
	Years Ended May 31,					May 29, 2001* to May 31,
	2005	2004	2003		2002	2001
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000		$1.0000	$1.0000
Net investment income	0.0177	0.0084	0.0125		0.0224	0.0003
Dividends from net investment income	(0.0177)	(0.0084)	(0.0125)		(0.0224)	(0.0003)
Net asset value at end of period	$1.0000	$1.0000	$1.0000		$1.0000	$1.0000
Total Return	1.80%	0.84%	1.27%		2.28%	0.03%
Ratios/Supplemental Data
Net assets end of period (millions)	$4.6	$66.0	$50.1		$90.7	$3.8
Ratio of expenses to average net assets	0.25%	0.25%	0.25%		0.25%	0.25	%(a)
Ratio of net investment income to average net assets	1.44%	0.83%	1.28%		1.71%	3.82	%(a)
	Class 15				Class 12
	Years Ended May 31,		November 18, 2002* to May 31,		Year Ended May 31,	February 24, 2004* to May 31,
	2005	2004	2003		2005	2004
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000		$1.0000	$1.0000
Net investment income	0.0187	0.0094	0.0061		0.0190	0.0025
Dividends from net investment income	(0.0187)	(0.0094)	(0.0061)		(0.0190)	(0.0025)
Net asset value at end of period	$1.0000	$1.0000	$1.0000		$1.0000	$1.0000
Total Return	1.90%	0.94%	0.61%		1.94%	0.25%
Ratios/Supplemental Data
Net assets end of period (millions)	$0.1	$0.1	$0.1		$45.2	$1.0
Ratio of expenses to average net assets	0.15%	0.15%	0.15	%(a)	0.12%	0.13	%(a)
Ratio of net investment income to average net assets	1.87%	0.93%	1.17	%(a)	2.12%	0.96	%(a)

	Class 8
	Years Ended May 31,		June 7, 2002* to May 31,
	2005	2004	2003
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000
Net investment income	0.0194	0.0101	0.0142
Dividends from net investment income	(0.0194)	(0.0101)	(0.0142)
Net asset value at end of period	$1.0000	$1.0000	$1.0000
Total Return	1.98%	1.01%	1.44%
Ratios/Supplemental Data
Net assets end of period (millions)	$439.1	$283.5	$49.1
Ratio of expenses to average net assets	0.08%	0.08%	0.08	%(a)
Ratio of net investment income to average net assets	1.98%	1.00%	1.20	%(a)

U.S. Treasury Fund

	Class R
	Years Ended May 31,
	2005		2004	2003		2002	2001
Net asset value at beginning of year	$1.0000		$1.0000	$1.0000		$1.0000	$1.0000
Net investment income	0.0083		0.0009	0.0047		0.0166	0.0468
Dividends from net investment income	(0.0083)		(0.0009)	(0.0047)		(0.0166)	(0.0468)
Net asset value at end of year	$1.0000		$1.0000	$1.0000		$1.0000	$1.0000
Total Return	0.83%		0.09%	0.47%		1.68%	4.82%
Ratios/Supplemental Data
Net assets end of year (millions)	$313.9		$377.5	$356.2		$344.3	$401.2
Ratio of expenses to average net assets	1.00%		1.00%	1.00%		1.00%	1.04%
Ratios of expenses to average net assets net of fee waivers	0.99%		0.89%	1.00%		0.97%	0.99%
Ratio of net investment income to average net assets	0.80%		0.09%	0.47%		1.64%	4.68%
	Treasurer's Trust
	Years Ended May 31,						May 29, 2001* to May 31,
	2005		2004	2003		2002	2001
Net asset value at beginning of period	$1.0000		$1.0000	$1.0000		$1.0000	$1.0000
Net investment income	0.0121		0.0039	0.0086		0.0203	0.0003
Dividends from net investment income	(0.0121)		(0.0039)	(0.0086)		(0.0203)	(0.0003)
Net asset value at end of period	$1.0000		$1.0000	$1.0000		$1.0000	$1.0000
Total Return	1.23%		0.39%	0.87%		2.06%	0.03%
Ratios/Supplemental Data
Net assets end of period (millions)	$94.0		$251.4	$281.9		$257.9	$28.4
Ratio of expenses to average net assets	0.60%		0.60%	0.60%		0.61%	0.60	%(a)
Ratio of net investment income to average net assets	1.17%		0.39%	0.85%		1.44%	3.44	%(a)
	Class 75		Class 45			Class 25
	August 16, 2004* to May 31, 2005		Year Ended May 31, 2005	August 7, 2003* to May 31, 2004		Year Ended May 31, 2005	August 7, 2003* to May 31, 2004
Net asset value at beginning of period	$1.0000		$1.0000	$1.0000		$1.0000	$1.0000
Net investment income from investment operations	0.0100		0.0137	0.0043		0.0156	0.0058
Dividends from net investment income	(0.0100)		(0.0137)	(0.0043)		(0.0156)	(0.0058)
Net asset value at end of period	$1.0000		$1.0000	$1.0000		$1.0000	$1.0000
Total Return	1.01%		1.38%	0.43%		1.59%	0.58%
Ratios/Supplemental Data
Net assets end of period (millions)	$1.4		$0.0 ^	$0.0	^	$0.0 ^	$0.0	^
Ratio of expenses to average net assets	0.76	%(a)	0.45%	0.43	%(a)	0.25%	0.26	%(a)
Ratio of net investment income to average net assets	1.39	%(a)	1.38%	0.54	%(a)	1.66%	0.71	%(a)

U.S. Treasury Fund (continued)

	Class 12			Class 8
	Year Ended May 31,	February 24, 2004* to May 31,		Years Ended May 31,		June 7, 2002* to May 31,
	2005	2004		2005	2004	2003
Net asset value at beginning of period	$1.0000	$1.0000		$1.0000	$1.0000	$1.0000
Net investment income from investment operations	0.0170	0.0022		0.0173	0.0091	0.0143
Dividends from net investment income	(0.0170)	(0.0022)		(0.0173)	(0.0091)	(0.0143)
Net asset value at end of period	$1.0000	$1.0000		$1.0000	$1.0000	$1.0000
Total Return	1.72%	0.22%		1.77%	0.91%	1.44%
Ratios/Supplemental Data
Net assets end of period (millions)	$0.0 ^	$0.0	^	$45.3	$45.9	$10.4
Ratio of expenses to average net assets	0.12%	0.12	%(a)	0.08%	0.08%	0.08	%(a)
Ratio of net investment income to average net assets	1.78%	0.83	%(a)	1.69%	0.90%	1.12	%(a)

*  Inception of Class Operations.

+  The Fund did not have assets as shown outstanding during the entire period indicated. Therefore, ratios were annualized based on the period that the class held assets and therefore was allocated income and expenses.

(a)  Annualized.

(b)  As there were no fee waivers during the period, this is not applicable.

^  Amount is less than $500,000.

PROTECTING YOUR PRIVACY AT THE RESERVE FUNDS*

Protecting Customer Information: Keeping your personal information secure is important to us at Reserve. This Privacy Policy explains how we protect your privacy, when we collect and use information about you in order to administer your account, and the measures we take to safeguard that information.

ALL PERSONAL INFORMATION PROVIDED BY OUR CUSTOMERS IS USED EXCLUSIVELY TO ADMINISTER OUR BUSINESS AND RELATED SERVICES IN A MANNER CONSISTENT WITH ALL APPLICABLE LAWS AND REGULATIONS. IT IS KEPT CONFIDENTIAL AND NOT SOLD TO THIRD PARTIES FOR USE IN MARKETING OR SOLICITATION. WE MAINTAIN YOUR PERSONAL INFORMATION ACCORDING TO STRICT STANDARDS OF SECURITY AND CONFIDENTIALITY.

Reserve requires that employees with access to confidential information not use or disclose the information except for our internal business use. Only employees who need this information to service your accounts have access to this information. Such employees are trained to safeguard your personal information.

Who is covered by our Privacy Policy: This Privacy Policy applies to all current and former customers of The Reserve Funds. Customers who receive information from Reserve through the Internet are covered by Reserve's Internet Security Statement, which is posted on our Web site at www.reservefunds.com. The site also contains links to unaffiliated Web sites. The Reserve Funds is not responsible for the privacy practices or the content of such other Web sites.

Customers receive our Privacy Policy when they open a new account and annually thereafter. Our current policy is available online at www.reservefunds.com. You will be notified of any major change to the Privacy Policy.

Types of Information We Collect from our Customers:

•  Information from applications, incoming phone calls, online registrations or other forms (such as your name, address, e-mail address, social security number and income).

•  Information about your Reserve account, account transactions (e.g., account number, spending and payment history, use of online products and services) and other transactions with The Reserve Funds and others.

•  Information about your creditworthiness, credit history, and information about you obtained from consumer reporting agencies or other companies we work with, and information obtained in connection with our efforts to protect against fraudulent or unauthorized use of your account(s).

(i)

•  If you visit our Web site, we use software to collect anonymous data including browser types, pages visited, date of visit and time spent on our site. With or without cookies, our Web site keeps track of usage data, such as the source address of a page request, your IP address or domain name, the date and time of the page request, the referring Web site (if any) and other parameters in the URL. We use this data to better understand Web site usage and to improve our Web site. The information is stored in log files and is used for aggregated and statistical reporting. This log information is not linked to personally identifiable information gathered elsewhere on the site. Please refer to our Internet Security Statement found on our Web site www.reservefunds.com for more information.

•  If you utilize Reserve's online services, we retain your user ID and password and information about your use of our website so that we can recognize you as a registered user of a Reserve online service and personalize your online session.

Use of Information: When we collect personal information from you, we will reference this policy or otherwise explain to you how we intend to use the information. We use personal information in ways compatible with the purposes for which we originally requested it. We limit the collection and use of personal information to what is necessary to administer our business. Reserve shares personal information about you to give you superior customer service, provide convenient access to our services and make a wider range of products available to you. We share this information in the following ways:

•  Legal and Routine Business Reasons. Reserve may disclose personal information as required by law. We do reserve the right to disclose personal information in limited circumstances where we believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to process and service your account(s), to protect against fraud, to protect the security of our records, to protect our rights or property, or upon your written request. Personal information may be shared with third-party service providers for the sole purpose of performing services for The Reserve Funds. Companies we hire to provide support services must conform to our privacy standards. They are required to keep this information confidential and not use it for any other purpose than to carry out the services they are performing for The Reserve Funds, such as printing statements, checks, etc.

•  Marketing Purposes. We may also share information we have about you, as described above, with third parties hired by Reserve to market Reserve products and services exclusively.

•  Sharing Information within Reserve. The Reserve Funds and its affiliated companies offer a selection of financial products and services. We may share information we have about you, as described above, among these entities. Some of the benefits to you include improved customer service and responsiveness and detection of unusual behavior to help prevent unauthorized transactions or fraud.

(ii)

Questions: If you have any questions, please call our Customer Service Department at 800-637-1700 between the hours of 8:30 a.m. and 6:00 p.m. (Eastern Time) or send a letter to The Reserve Funds, Attn: Administrative Department, 1250 Broadway, New York, NY 10001-3701

We constantly evaluate our procedures to protect personal information and make every effort to keep your personal information accurate and current. If you identify any error in your personal information or need to change that information, please contact us and we will update our records. If you have any questions, please contact us by e-mail at customerservice@reservefunds.com or Call us at 1-800-637-1700.

Options Relating to Disclosure of Personal Information: We will not contact you regarding additional Reserve products or services, and we will not provide personal information to any third parties for this purpose, if you instruct us not to do so. To give us such instructions, please e-mail us at customerservice@reservefunds.com or call us at 1-800-637-1700. If you choose this option, we will continue to contact you from time to time to notify you of changes or updates to your account, to our services or to our Web site.

Ways you can protect your privacy:

Here are some measures to take to help prevent theft of your identity:

•  Do not share your account information, including personal or secret codes or passwords, with others.

•  Never provide confidential information to unknown callers.

•  Protect your account records including all statements and receipts.

•  Use a secure browser when doing business on the Internet, and exit online applications when finished.

If you believe you may be a victim of identity theft, you should:

•  Contact Reserve customer service immediately.

•  Report the theft to each of these credit reporting agencies: Experian - 888-397-3742; Equifax - 800-525-6285 and TransUnion - 800-680-7289.

•  File a police report in your local jurisdiction; retain the report number and name of the officer with whom you filed the report.

•  Contact the Federal Trade Commission's Identity Theft Hotline at 877-IDTHEFT to file a complaint or go to www.consumer.gov/idtheft.

*  All references in this notice to "The Reserve Funds" or "Reserve" include the Reserve family of funds, Reserve Management Corp., Reserve Management Co., Inc., or Resrv Partners, Inc., member NASD since 06/03.

(iii)

This Prospectus contains the information about each Fund which a prospective investor should know before investing.

The Statement of Additional Information ("SAI'') contains additional and more detailed information about the Funds, and is incorporated by reference into this Prospectus. Each Fund's Annual and Semi-Annual Reports list the Fund's holdings, describe Fund performance, and include other information about the Fund's investments. You may obtain these documents without charge, make inquiries or request other information about the Funds by calling The Reserve Funds toll free at 800-637-1700. You may also download these documents and the SAI from the Funds' website at www.reservefunds.com, or by writing to the Reserve Funds, 1250 Broadway, New York, NY 10001-3701.

Information about each Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information on the operation of the public reference room, call 1-202-942-8090. Reports and other information about the Funds are also available on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

Investors are advised to read and retain this Prospectus for future reference.

1250 Broadway, New York, NY 10001-3701
212-401-5500

General Information and 24-Hour Yield and Balance Information
800-637-1700 • www.reservefunds.com

Distributor - Resrv Partners, Inc.
RF/PGT 09/05

Investment Company File Number: 811-2033
©The Reserve Fund

STATEMENT OF ADDITIONAL INFORMATION

Primary Fund

U.S. Government Fund & U.S. Treasury Fund

of The Reserve Fund

1250 Broadway, New York, N.Y. 10001-3701

212-401-5500 or 800-637-1700

24-Hour Yield And Balance Information

Nationwide 800-637-1700 - www.reservefunds.com

The Reserve Fund (the “Trust”) was organized on February 1, 1970 as a Maryland corporation and re-organized on October 28, 1986 as a Massachusetts business trust. The Trust is an open-end, management investment company, registered with the Securities & Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (the “Investment Company Act”). This Statement of Additional Information (“SAI”) describes the Trust and three of its separate series: Primary Fund, U.S. Government Fund and U.S. Treasury Fund (each a “Fund” and together the “Funds”). As of the date of this SAI, each Fund is authorized to issue shares in the following classes: Class 8, Class 12, Class 15, Class 20, Class 25, Class 35, Class 45, Class 70, Treasurer’s Trust, Class 75, Class 95 and Class R. Additional series and classes may be added by the Board of Trustees of the Trust (the “Trustees”) without a shareholder vote.

This SAI is not a prospectus, and should be read in conjunction with the combined prospectus of the Funds dated September 28, 2005 (the “Prospectus”). The Prospectus is incorporated by reference into this SAI and this SAI is incorporated by reference into the Prospectus. Each Fund’s audited financial statements are incorporated by reference into this SAI from its Annual Report to shareholders for the fiscal year ended May 31, 2005 (the “Annual Report”).]

A copy of the Prospectus and the Annual Report may be obtained without charge by writing to the Trust at the address shown above or calling Reserve Management Company, Inc., each Fund’s investment adviser (“RMCI” or the “Adviser”), toll free at
800-637-1700. The SEC maintains a Web site (http://www.sec.gov) where you can download the SAI, the Prospectus, the Annual Report, material incorporated by reference and other information regarding the Funds.

This SAI is dated September 28, 2005.

Shares of the funds are neither guaranteed nor insured by the U.S. government and there can be no assurance that a fund will be able to maintain a stable net asset value of $1.00 per share.

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INVESTMENT OBJECTIVE AND POLICIES

The investment objective of each Fund is to seek as high a level of current income as is consistent with preservation of capital and liquidity. This investment objective is a fundamental policy and may not be changed without the vote of a majority of the outstanding shares of the Fund as defined in the Investment Company Act. There can be no assurance that a Fund will achieve its investment objective.

An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

Fundamental Policies. Each Fund’s investment objective and the following fundamental investment policies may not be changed without the affirmative vote of a majority of the outstanding shares of a Fund. A majority of the outstanding shares of a Fund means the vote of the lesser of (i) 67% or more of the shares of a Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund (a “Majority Vote”). Under each Fund’s fundamental investment policies, a Fund may not:

(1) borrow money except as a temporary or emergency measure and not in an amount to exceed 5% of the market value of its total assets;

(2) issue senior securities except in compliance with the Investment Company Act;

(3) act as an underwriter with respect to the securities of others except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

(4) invest more than 25% of its total assets in any particular industry, except to the extent that its investments may be concentrated exclusively in U.S. government securities and bank obligations or repurchase agreements secured by such obligations;

(5) purchase, sell or otherwise invest in real estate or commodities or commodity contracts;

(6) lend more than 33 1/3% of the value of its total assets, except to the extent its investments may be considered loans;

(7) sell any security short or write, sell or purchase any futures contract or put or call option; and

(8) make investments on a margin basis.

Although each Fund has determined to be a non-diversified investment company, in fact, like all money market funds, each operates as a diversified investment company, and will continue to do so.  Under Section 5(b) of the Investment Company Act, a diversified company must have 75% of the value of its total assets in cash and cash items (including receivables), U.S. government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than 5% of the value of its total assets and to not more than 10% of the outstanding voting securities of such issuer.  Any management company other than a diversified company is defined as a “non-diversified” company pursuant to Section 5(b)(2).

In addition, each Fund intends to comply with the diversification requirements of Rule 2a-7 under the Investment Company Act which generally limits a money market fund to investing no more than 5% of its total assets in securities of any one issuer, except U.S. government securities, and, if such securities are not First Tier Securities (as defined in the Rule), to not more than 1% of its total assets. Money-market funds are also subject to the credit quality and maturity requirements of Rule 2a-7. Accordingly, each Fund may invest only in securities with a remaining maturity of 397 days or less for individual securities and must maintain a dollar-weighted average portfolio maturity of 90 days or less.

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The U.S. Government Fund will, under normal circumstances, invest at least 80% of its net assets in securities of the U.S. government, its agencies and instrumentalities, and repurchase agreements supported by such investments. The U.S. Treasury Fund will, under normal circumstances, invest at least 80% of its net assets in securities backed by the full faith and credit of the U.S. government. Neither the U.S. Government Fund nor the U.S. Treasury Fund intends to borrow for investment purposes, except as otherwise described below. These policies are fundamental and may not be changed without a Majority Vote.

Notwithstanding the foregoing investment restrictions, each Fund may invest substantially all of its assets in another open-end investment company with substantially the same investment objective as the Fund.

Although not currently using a “master/feeder” structure, the Trust has obtained shareholder approval to use a “master/feeder” structure. In that case, a Fund may become a “feeder fund” that would invest in a corresponding “master fund” rather than investing directly in securities. The master fund, in turn, would invest in securities according to the strategies and policies described in this Prospectus. A potential benefit of this structure is that the expenses of the master fund could be shared with any other feeder funds.

MONEY MARKET INSTRUMENTS AND INVESTMENT STRATEGIES

The following section contains more detailed information about the types of instruments in which each Fund may invest, the strategies the Funds may employ, and a summary of the related risks. A particular type of instrument or strategy will be utilized only when, in the Adviser’s opinion, the utilization will help a Fund achieve its investment objective.

MONEY MARKET INSTRUMENTS

U.S. Government Securities. The Primary Fund and the U.S. Government Fund may also invest in other U.S. government securities including instruments which are issued or guaranteed by agencies of the federal government and instrumentalities which have been established or sponsored by the U.S. government, and certain interests in the foregoing securities. U.S. government securities include obligations such as securities issued by the Government National Mortgage Association (“GNMA”), the Federal Home Loan Mortgage Corporation (“FHLMC”), the Federal National Mortgage Association (“FNMA”), the Student Loan Marketing Association (“SLMA”) and the Federal Home Loan Bank (“FHLB”), in addition to direct obligations of the U.S. Treasury. Some obligations of agencies and instrumentalities of the U.S. government, such as GNMA, are supported by the full faith and credit of the U.S. government. Other securities, such as obligations issued by FNMA and SLMA, are supported by the right of the issuer to borrow from the U.S. Treasury; and others, such as obligations issued by FHLB and FHLMC, are supported only by the credit of the agency or instrumentality issuing the obligation. In the case of securities not backed by the full faith and credit of the U.S., the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment.

U.S. Treasury Obligations. Each Fund may invest in obligations of or obligations guaranteed by the U.S. Treasury and backed by the full faith and credit of the U.S. government. The U.S. Treasury Fund invests exclusively in these securities. Generally, the U.S. Treasury Fund’s assets will be invested in direct obligations of the U.S. Treasury (such as Treasury bills, Treasury notes, and Treasury bonds). U.S. Treasury STRIPS permit the separate ownership and trading of the interest and principal components of direct obligations of the U.S. Treasury. These obligations may take the form of (i) obligations from which interest coupons have been stripped; (ii) the interest coupons that are stripped; or (iii) book-entries at a Federal Reserve member bank representing ownership of obligation components.

The Primary Fund may also invest in the following types of money market instruments:

Bank Obligations. The Primary Fund may invest in bank obligations, including certificates of deposit, banker’s acceptances, time deposits and securities backed by letters of credit of U.S. banks, foreign banks, foreign branches of U.S. banks and U.S. branches of foreign banks. A certificate of deposit is a negotiable certificate representing a bank’s obligation to repay funds deposited with it, which earns a specified rate of interest over a given period. A banker’s acceptance is a negotiable obligation of a bank to pay a draft which has been drawn on it by a customer. A

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time deposit is a non-negotiable deposit in a bank earning a specified interest rate over a given period of time. A letter of credit is an unconditional guarantee by the issuing bank to pay principal and interest on a note a corporation has issued.

Domestic banks are subject to extensive government regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry. Domestic commercial banks organized under federal law are supervised and examined by the Controller of the Currency and are required to be members of the Federal Reserve System and to have their deposits insured by the FDIC. Domestic banks organized under state law are supervised and examined by state banking authorities and the FDIC, but are members of Federal Reserve System only if they elect to join. As a result of federal and state laws and regulations, domestic banks are, among other things, generally required to maintain specified levels of reserves and are subject to other regulations designed to promote financial soundness. Foreign branches or subsidiaries of U.S. banks may be subject to less stringent reserve requirements than U.S. banks. U.S. branches or subsidiaries of foreign banks are subject to the reserve requirements of the states in which they are located. There may be less publicly available information about a U.S. branch or subsidiary of a foreign bank or other issuer than about a U.S. bank or other issuer, and such entities may not be subject to the same accounting, auditing and financial record keeping standards and requirements as U.S. issuers. The Primary Fund will treat bank money instruments issued by U.S. branches or subsidiaries of foreign banks (“Yankeedollar” obligations) as obligations issued by domestic banks only if the branch or subsidiary is subject to the same bank regulation as U.S. banks.

Foreign Bank Obligations. The Primary Fund may also invest in obligations of foreign banks located in industrialized nations in Western Europe, as well as Australia and Canada and foreign branches of U.S. banks (“Eurodollar” obligations), which banks have, at the time of the investment, more than $25 billion in total assets or the equivalent in other currencies. Eurodollar obligations and obligations of branches or subsidiaries of foreign depository institutions may be general obligations of the parent bank or may be limited to the issuing branch or subsidiary by the terms of the specific obligations or by government regulation. Investments in obligations of foreign depository institutions and their foreign branches and subsidiaries will only be made if determined to be of comparable quality to other investments permissible for the Fund. Investment in these securities involve risks which may include unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls or other governmental restrictions which might affect payment of principal or interest. Furthermore, foreign banks are not regulated by U.S. banking authorities and are generally not bound by financial reporting standards comparable to U.S. standards. Evidence of ownership of Eurodollar and foreign obligations may be held outside the United States, and the Primary Fund may be subject to the risks associated with the holding of such property overseas. Eurodollar and foreign obligations of the Fund held overseas will be held by foreign branches of the Fund’s custodian or by other U.S. or foreign banks under sub-custodian arrangements complying with the requirements of the Investment Company Act.

Commercial Paper. The Funds may not invest in commercial paper.

Municipal Obligations. The Primary Fund may also invest in municipal obligations. Municipal obligations include debt obligations issued to obtain funds for various governmental and public purposes, including construction of a wide range of public facilities, refunding of outstanding obligations and obtaining of funds for general operating expenses and loans to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to finance various facilities operated for private profit.

The two principal classifications of municipal obligations are “general obligation” bonds and “revenue” or “special obligation” bonds. General obligation bonds are backed by the issuer’s faith, credit and taxing power. Revenue or special obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as from the user of the facility being financed. The Primary Fund may also invest in private activity bonds which are, in most cases, revenue bonds and do not generally constitute the pledge of the credit or taxing power of the issuer of such bonds. The repayment of the principal and the payment of interest on such private activity bonds depends solely on the ability of the user of the facilities financed by the bonds to meet its financial obligation and the pledge, if any, of real and personal property so financed as security for such payment. The Primary Fund’s portfolio may also include “moral obligation” bonds which are normally issued by special purpose public authorities. If an issuer of moral

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obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a normal commitment but not a legal obligation of a state or municipality. Moral obligation bonds must meet the same credit quality standards as the other investments of a Fund.

The Primary Fund will purchase municipal securities which are rated MIG1 or MIG2 or Prime 1 or Prime 2 by Moody’s Investor Services, Inc. (“Moody’s”), SP-1 or SP-2 or A-1 or A-2 by the Standard & Poor’s Division of the McGraw-Hill Companies, Inc. (“S&P”). Municipal obligations which are not rated may also be purchased provided such securities are determined to be of comparable quality by RMCI to those rated securities in which the Primary Fund may invest, pursuant to guidelines established by the Trustees.

Municipal obligations may bear fixed, variable or floating rates of interest. Yields on municipal obligations are dependent on a variety of factors, including the general condition of the money market and of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. Municipal securities can be significantly affected by economic and political changes, as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and various utilities, conditions in those sectors and the financial condition of an individual municipal issuer can affect the overall municipal market.

When-Issued Municipal Obligations. Municipal obligations are sometimes offered on a “when-issued” or delayed delivery basis. There is no limit on the Primary Fund’s ability to purchase municipal obligations on a when-issued basis. At the time the Fund makes the commitment to purchase a municipal obligation on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value (“NAV”) per share. The Primary Fund will also maintain readily marketable assets, at least equal in value to its commitments for when-issued securities, specifically for the settlement of such commitments. RMCI does not believe that a Fund’s NAV or income will be adversely affected by the purchase of municipal obligations on a when-issued basis.

INVESTMENT STRATEGIES

Each Fund may also employ the following investment strategies:

Repurchase Agreements. Each Fund may invest in securities pursuant to repurchase agreements (“REPOs”). Under such agreements, the Fund purchases and simultaneously contracts to resell securities at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period. Each Fund will limit REPOs to those financial institutions and securities dealers who are deemed credit worthy pursuant to guidelines established by the Funds’ Trustees. To reduce the risk of incurring a loss on a REPO, each Fund will follow procedures intended to provide that all REPOs are at least 100% collateralized as to principal and interest and market-to-market daily. The Fund will require the seller to provide additional collateral if the market value of the securities falls below the repurchase price at any time during the term of the repurchase agreement. A Fund will make payment for such instruments only upon their physical delivery to, or evidence of their book-entry transfer to, the Fund’s account at its Custodian.

A REPO may be construed to be a collateralized loan by the purchaser to the seller secured by the securities transferred to the purchaser. In general, for Federal income tax purposes, repurchase agreements are treated as collateralized loans secured by the securities “sold”. Therefore, amounts earned under such agreements, even if the underlying securities are tax-exempt securities, will not be considered tax-exempt interest.

REPOs could involve risks in the event of a default of the REPO counter-party to the agreement, including possible delays, losses or restrictions upon the Fund’s ability to dispose of the underlying securities. In the event of a default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Fund but only constitute collateral for the seller’s obligation to pay the repurchase price. Therefore, the Fund may suffer time delays and incur costs or possible losses in connection with the disposition of the collateral. In the event of a default, instead of the contractual fixed rate of return, the rate of return would be dependent upon intervening fluctuations of the market value of the security and the accrued interest on the security. A Fund would have rights against the seller for breach of contract with respect to any losses arising from market fluctuations following the failure of the seller to perform.

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Reverse Repurchase Agreements. The Primary and U.S. Government Funds may enter into reverse repurchase agreements (“reverse REPOs”) when it is considered advantageous, such as to cover net redemptions or to avoid a premature outright sale of its portfolio securities. Reverse REPOs involve the sale of money market securities held by a Fund, with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. In a typical reverse REPO transaction, the seller (Fund) retains the right to receive interest and principal payments on the security, but transfers title to and possession of it to a second party in return for receiving a percentage of its value. During the time a reverse repurchase agreement is outstanding, a Fund will maintain a segregated custodial account containing U.S. government or other appropriate liquid securities that have a value equal to the repurchase price. A reverse repurchase agreement involves the risk that the counterparty will fail to return the securities involved in such transactions, in which event a Fund may suffer time delays and incur costs or possible losses in connection with such transactions. It is the Fund’s policy that entering into a reverse REPO transaction will be for temporary purposes only and, when aggregated with other borrowings, may not exceed 5% of the value of the total assets of the Fund at the time of the transaction.

Investments in Illiquid Securities. Illiquid securities generally are any securities that cannot be disposed of promptly, in the ordinary course of business, at approximately the amount at which the Fund has valued the instruments. A Fund may invest in illiquid securities if such investments would not exceed 10% of such Fund’s net assets. The liquidity of a Fund’s investments is monitored under the supervision and direction of the Funds’ Trustees. Investments currently considered illiquid include REPOs not maturing within seven days and certain restricted securities.

Borrowing. Each Fund has the authority to borrow money, including through reverse REPO transactions, for extraordinary or emergency purposes but not in an amount exceeding 5% of its total assets. A Fund may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. Borrowing subjects a Fund to interest costs. Borrowing could also involve leverage if securities were purchased with the borrowed money. To avoid this, each Fund will not purchase securities while borrowings are outstanding.

Securities Lending Agreements. The Primary and U.S. Government Funds may from time to time lend securities on a short-term basis to banks, brokers and dealers (but not individuals) if, after any loan, the value of the securities loaned does not exceed 25% of the value of the Fund’s assets. The Fund will receive as collateral cash or securities issued by the U.S. government or its agencies or instrumentalities. Under current regulations, the loan collateral must, on each business day, be at least equal to the value of the loaned securities plus accrued interest. A Fund receives the income on the loaned securities. Where a Fund receives securities as collateral, the Fund receives a fee for its loans from the borrower and does not receive the income on the collateral. Where a Fund receives cash collateral, it may invest such collateral and retain the amount earned, net of any amount rebated to the borrower. As a result, a Fund’s yield may increase. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for the settlement of securities transactions. A Fund is obligated to return the collateral to the borrower at the termination of the loan. The Funds may pay reasonable finders, custodian and administrative fees. Loan arrangements made by a Fund will comply with all applicable regulatory requirements including the rules of the New York Stock Exchange (the “NYSE” or the “Exchange”).

A Fund could suffer a loss in the event that there are losses on investments made with such collateral. In the event the borrower defaults on its obligations, a Fund could suffer a loss where the market value of securities received as collateral falls below the market value of the borrowed securities. A Fund could also experience delays and costs in gaining access to the collateral.

Credit Quality. The SEC has adopted regulations that dictate the credit quality requirements for money market funds. These require the Funds to invest exclusively in high-quality securities. Generally, high-quality securities are securities that are rated in one of the two highest rating categories by two nationally recognized statistical rating organizations (“NRSRO”), or by one if only one NRSRO has rated the securities, or, if unrated, securities determined to be of comparable quality by the Adviser pursuant to guidelines adopted by the Trustees. High-quality securities may be “first tier” or “second tier” securities. First tier securities may be rated within the highest category or determined to be of comparable quality. Money market fund shares and U.S. government securities are also first tier securities. Second tier securities generally are rated within the second-highest category. Should a security’s high-

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quality rating change after purchase by a Fund, the Adviser would take such action, including no action, determined to be in the best interest of that Fund.

RISKS OF INVESTING IN THE FUNDS

The principal risk factors associated with an investment in each Fund are the risk of fluctuations in short-term interest rates and the risk of default among one or more issuers of securities which comprise a Fund’s assets.

Credit Risk. This is the risk that the issuer will not make timely payments of principal and interest. The degree of credit risk depends on the issuer’s financial condition and on the terms of the bonds. This risk is reduced to the extent a Fund limits its debt investments to U.S. Treasury or U.S. government securities.

Interest Rate Risk. Interest rate risk is the risk that prices of debt securities generally increase when interest rates decline and decrease when interest rates increase. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities. A Fund may lose money if interest rates rise sharply in a manner not anticipated by Fund management.

Temporary Defensive Positions. The Funds will at all times as is practicable be invested in accordance with the investment objective and strategies outlined in the Prospectus and above. However, from time to time, a Fund may take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies to attempt to respond to adverse market, economic, political or other conditions. The Primary Fund and the U.S. Government Fund would generally, in adopting a temporary defensive position, buy more conservative U.S. Government securities. If the U.S. Treasury Fund adopted a temporary defensive position, it would probably increase its investment in REPOs above its 5% of total assets limitation. Further, in an extreme emergency, all Funds would maintain a large percentage of uninvested cash. If a Fund adopts a temporary defensive position, the Fund might not be able to attain its objective.

PORTFOLIO TRANSACTIONS

Portfolio Transaction Fees. Investment transactions by the Funds are normally principal transactions at net prices. Therefore the Funds do not normally incur brokerage commissions. Purchases of securities from underwriters involve a commission or concession paid by the issuer to the underwriter and after market transactions with dealers involve a spread between the bid and asked prices. The Funds have not paid any brokerage commissions during the past three fiscal years.

The Adviser places all orders for the purchase and sale of each Fund’s investment securities, subject to the overall supervision of the officers and the Trustees of the Fund. In the purchase and sale of investment securities, the Adviser will seek to obtain prompt and reliable execution of orders at favorable prices and yields. In determining the best net results, the Adviser may take into account a dealer’s operational and financial capabilities, the type of transaction involved, the dealer’s general relationship with the Adviser, and any statistical, research, or other services provided by the dealer to the Adviser. To the extent such non-price factors are taken into account the execution price paid may be increased, but only in reasonable relation to the benefit of such non-price factors to a Fund as determined by the Adviser.  Dealers who execute investment securities transactions may also sell shares of a Fund. However, any such sales will be neither a qualifying nor disqualifying factor in the selection of dealers.

Disclosure Of Portfolio Holdings. A complete list of each Fund’s portfolio, as of the previous day if available, will be sent via facsimile at no charge by calling 800-637-1700. This information is available to any person or entity on request. Since the Funds consider this information to be publicly available, there is no restriction on the redistribution of the information. The Funds’ chief investment officer is responsible for authorizing the daily release of the portfolio holdings.

Fee Allocation. When orders to purchase or sell the same security on identical terms are simultaneously placed for a Fund and other investment companies managed by the Adviser, the transactions are allocated as to amount in accordance with the amount of the order placed for each Fund. The Adviser may not always be able to purchase or sell a security on identical terms for all funds affected.

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MANAGEMENT OF THE TRUST

The Board of Trustees is responsible for the management and supervision of each Fund. The Trustees approve all material agreements between the Funds and the Funds’ service providers.

The Board of Trustees has an Audit Committee, a Nominating Committee and a Valuation Committee. The Audit Committee consists of Trustees who are not “interested persons” of the Funds as defined in the Investment Company Act (the “Independent Trustees”). The Audit Committee reviews each Fund’s compliance procedures and practices, oversees its accounting and financial reporting policies and practices and oversees the quality and objectivity of its financial statements and the independent audit thereof. The Audit Committee is comprised of Messrs. Montgoris and Ehlert. Mr. Montgoris has been determined to meet the qualifications of an audit committee financial expert. The Nominating Committee is comprised of Messrs. Montgoris and Ehlert and evaluates the qualifications of candidates and nominates individuals to serve as Independent Trustees when required. While the Nominating Committee is solely responsible for the selection and nomination of the Independent Trustees, it may consider nominations for the office of Trustee made by Fund shareholders or by management in the same manner as it deems appropriate.  Shareholders who wish to recommend a nominee should send nominations to the Secretary of the Funds, include all appropriate biographical information and set forth the qualifications of the proposed nominee.  The Secretary of the Funds will forward all nominations received to the Nominating Committee. The Valuation Committee, which is comprised of at least two Trustees at all times, one of whom must be an Independent Trustee, oversees the Funds’ valuation procedures. The Audit Committee met three (3) times, the Nominating Committee met once and the Valuation Committee did not meet during the fiscal year ended May 31, 2005.  The Valuation Committee is comprised of Messrs. Montgoris and Ehlert.

Biographical Information. Biographical information relating to the Independent Trustees, the Officers of the Funds and the Trustee who is an “interested person” of the Fund, as defined in the Investment Company Act (the “Interested Trustee”), is set forth below. The Trustees and the Officers of the Funds oversee seven registered investment companies, with 30 portfolios, in the Reserve/Hallmark fund family.

Name, Address, Age	Positions With the Funds	Term of Office** and Length of Service	Principal Occupations during the Last Five Years and Other Directorships

Interested Trustee

Bruce R. Bent†* Age: 68 Hallmark Funds 1250 Broadway New York, NY 10001	Chairman, President, Treasurer, Chief Financial Officer and Trustee	Trustee since inception Chairman since 2000 President, Treasurer and Chief Financial Officer since 2005

President of Reserve Management Company, Inc. (“RMCI”), Director and Chairman/Chief Executive Officer of Reserve Management Corporation (“RMC”) and Chairman and Director of Resrv Partners, Inc. (“RESRV”) since 2000; Chairman and Director of Reserve International Liquidity Fund Ltd. since 1990. Co-founder of The Reserve Fund in 1970; officer thereof since 1970; former Chief Executive Officer of the trusts in the Reserve/Hallmark family of funds.

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Independent Trustees

Edwin Ehlert, Jr. Age: 74 2517 Highway #35, Bldg. J Manasquan, NJ 08736		Trustee Since inception	Retired. President, Premier Resources, Inc. (meeting management firm) since 1987.

William J. Montgoris Age: 58 286 Gregory Road Franklin Lakes, NJ 07417		Trustee Since 1999	Retired since 1999; Chief Operating Officer of The Bear Stearns Companies, Inc. from 1979 to 1999; Director of Stage Stores, Inc. (retailing) since 2004.

Officers Who Are Not Trustees

Bruce R. Bent II† Age: 39 Hallmark Funds 1250 Broadway New York, NY 10001	Co-Chief Executive Officer, Senior Vice President and Assistant Treasurer

Senior Vice President, Secretary and Assistant Treasurer of RMCI, Senior Vice President, Secretary and Assistant Treasurer of RMC, and Secretary, Assistant Treasurer and Director of RESRV since 2000; Vice President of RMC, RMCI and RESRV from 1992 to 2000; former Trustee of certain trusts and former President of all trusts in the Reserve/Hallmark family of funds.

Arthur T. Bent III† Age: 37 Hallmark Funds 1250 Broadway New York, NY 10001	Co-Chief Executive Officer, Senior Vice President and Assistant Secretary

Chief Operating Officer, Treasurer, Senior Vice President and Assistant Secretary of RMCI; President, Treasurer and Assistant Secretary of RMC; Treasurer, Assistant Secretary and Director of RESRV since 2000; Vice President RMC, RMCI and RESRV from 1997 to 2000; former Treasurer and Chief Financial Officer of the trusts in the Reserve/Hallmark family of funds.

Daniel F. Barry Age: 58 Hallmark Funds 1250 Broadway New York, NY 10001	Controller

Vice President, Fund Accounting and Administration Services, The Bank of New York, from 2000 to 2004; Senior Vice President and member of the Board of Trustees, Daiwa Securities Trust Company from 1990 to 2000.

Amy W. Bizar Age: 59 Hallmark Funds 1250 Broadway New York, NY 10001	Secretary and General Counsel		Vice President and Senior Counsel, Banking and Regulatory Affairs, GE Consumer Finance - Americas, from 1998 to 2003.

*  Mr. Bruce Bent is an “interested person” of the Funds as defined in Section 2(a) (19) of the Investment Company Act due to his positions with RMC, RMCI and RESRV.

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**  Each Trustee shall hold office until he resigns, is removed or until his successor is duly elected and qualified.  A Trustee shall retire upon attaining the age of seventy-five (75) years, unless extended by a vote of the non-interested Trustees. Trustees need not be Shareholders. Officers hold their positions with the Trust until a successor has been duly elected and qualified.

† Mr. Bruce R. Bent is the father of Mr. Bruce R. Bent II and Mr. Arthur T. Bent III.

Effective March 22, 2005, Messrs. Donnelly, Stalzer, Foye and Harrington resigned from the Board of Trustees of the Trust.  Effective May 12, 2005, Mr. Viklund resigned from the Board of Trustees of the Trust.  These resignations are part of the Funds’ efforts to comply with recently enacted SEC rules regarding board composition.

Trustee Share Ownership. As of December 31, 2004 the Trustees were the beneficial owners of the equity securities of all the Funds and other registered investment companies in the Reserve and Hallmark fund complex overseen by each Trustee (the “Supervised Funds”), as indicated below:

Aggregate Dollar Range of Equity Securities in:
Name*	Primary Fund	U.S. Government Fund	U.S. Treasury Fund	All Supervised Funds

Bruce R. Bent	Over $100,000	None	None	Over $100,000
Edwin Ehlert, Jr.	Over $100,000	None	None	Over $100,000
William Montgoris	$50,001-$100,000	None	None	$50,001-$100,000

*This table does not include securities held by former trustees, if any.

As of August 31, 2005 neither the non-interested Trustees nor any of their immediate family members owned beneficially or of record any securities of the Adviser, Resrv Partners, Inc. (“Resrv” or the “Distributor”) or an entity controlling, controlled by or under common control with the Adviser or the Distributor.

Compensation of Trustees.The Independent Trustees are paid a fee of $3,500 for each Board meeting of the Trust that they attend in person, a fee of $1,000 for each joint telephonic meeting of the Trust that they participate in, and an annual fee of $40,000 for service to all of the trusts in the Reserve/Hallmark family of fund complex and reimbursement for any out-of-pocket expenses of attending meetings.  These fees and expenses are allocated among the funds in the Reserve/Hallmark fund complex on the basis of each fund’s relative net assets.  The Trustees do not receive any pension or retirement benefits. The Audit Committee members receive an annual committee fee of $2,000 and a fee of $1,000 for each telephonic meeting of the Audit Committee that they participate in that is held separately from a Board meeting. Mr. Montgoris receives an annual fee of $25,000 for his service as an audit committee financial expert for the trusts for which he serves as such.

For the fiscal year ended May 31, 2005, the Independent Trustees received the following compensation from the Funds and Supervised Funds:  Mr. Bruce Bent does not receive compensation from any of the Funds.

Primary Fund	U.S. Government Fund	U.S. Treasury Fund	Compensation from all Reserve/ Hallmark Funds*
256,383	18,242	7,190	$325,305

*Each Trustee serves on the Board of seven registered investment companies, which encompass a total of 30 funds.

As of September 1, 2005, the Trustees and Officers, in the aggregate, owned less than 1% of any class of any Fund.

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Under the Declaration of Trust, the Trustees and Officers are entitled to be indemnified by the Trust to the fullest extent permitted by law against all liabilities and expenses reasonably incurred by them in connection with any claim, suit or judgment or other liability or obligation of any kind in which they become involved by virtue of their service as a Trustee or Officer of the Trust. Neither the interested Trustee nor the Officers of the Funds receive any compensation from the Trust or the Funds.

Code Of Ethics. The Trust, its Adviser and Resrv have adopted a Code of Ethics (the “Code”), conforming to the requirements of the Investment Company Act. The purpose of the Code is to establish guidelines and procedures to identify and prevent persons who may have knowledge of the Trust’s investments and investment intentions from breaching their fiduciary duties and to deal with other situations that may pose a conflict of interest or a potential conflict of interest. Additionally, federal securities laws require advisers and others to adopt policies and procedures to identify and prevent the misuse of material, non-public information. Therefore, the Trust has developed and adopted an Insider Trading Policy that applies to all employees, affiliates and subsidiaries. Under the Code, an Access Person may only engage in personal securities transactions in accordance with the procedures and guidelines established. The Code does not cover transactions in debt securities issued by the U.S. government or its agencies or instrumentalities, bankers’ acceptances, bank certificates of deposit, commercial paper or municipal bonds.

Principal Shareholders. As of September 1, 2005, the following persons or entities owned of record, or were known to own beneficially, 5% or more of any Class of the outstanding shares of a Fund:

Fund Name	Name And Address Of Beneficial Owner	Class	Percentage

Primary Fund
	U.S. Bank P.O. Box 1787 Milwaukee, WI 53201	Class 8	7.61%

	AOL Time Warner Inc. 75 Rockefeller Plaza, 23rd Fl. New York, NY 10019	Class 8	6.89%

	AT&T Corp. One AT&T Way Room 4AB2B Bedminister, NJ 07921	Class 12	43.98%

	Johnson & Johnson One Johnson & Johnson Plaza WH3383 New Brunswick, NJ 08933	Class 12	43.80%

	Solectron Corporation 847 Gibraltar Drive Milpitas, CA 95035	Class 12	8.32%

	Primevest Financial Services 400 1st St., South Ste. 300 St. Cloud, MN 56302	Class 15	44.21%

	Itech Systems LP 103 Foulk Road, Ste. 202 Wilmington, DE 19803	Class 15	6.12%

	William C. Simon	Class 15	5.34%

	Boyd Hallagan	Class 15	5.03%

	National Financial Services LLC 200 Liberty Street 1 World Financial Center New York, NY 10281	Class 25	38.20%

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National Financial Services LLC 200 Liberty Street 1 World Financial Center New York, NY 10281	Class 35	99.96%

Republic National Bank 14604 Northwest Freeway Houston, TX	Class 45	45.48%

Joseph P. Donlan	Class 45	6.02%

National Financial Services LLC 200 Liberty Street 1 World Financial Center	Class 70	99.97%

Pine-Richland School District 702 Warrendale Rd. Gibsonia, PA 15044-6175	Class 75	9.91%

Martin E. Franklin	Class 75	9.23%

National Financial Services LLC 200 Liberty Street 1 World Financial Center	Class 95	99.97%

AEIS Omnibus 733 Marquette Avenue I9/692 Minneapolis, MN 55440	Class R	15.96%

Ferris Baker Watts, Inc. 8403 Colesville Rd., #900 Silver Spring, MD 20910	Class R	11.52%

National Financial Services LLC 200 Liberty St. 1 World Financial Center New York, NY 10281	Class R	11.06%

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U.S. Government Fund
	Texas Treasury Safekeeping Trust 208 E. 10th Street, Rm. 402 Austin, TX 78701	Class 8	16.01%

	University of New Mexico 1 University of New Mexico: MSC05-3350 Albu, NM 87131	Class 8	10.59%

	The Clark Money Fund 7500 Georgetown Rd. Bethesda, MD 20814	Class 8	6.62%

	State of Mississippi Treasury Department 1101-A Woolfolk Bldg., 501 Northwest Jackson, MS 39201	Class 8	6.62%

	Wells Fargo Bank, NA P.O. Box 1533 Minneapolis, MN	Class 8	5.29%

	Illinois State Treasurer 300 West Jefferson Street, Lower Level Springfield, IL 62702	Class 12	38.64%

	Bay Area Rapid Transit 800 Madison Street Oakland, CA 94607	Class 12	24.95%

	Kaanapali Development Corp. 900 N. Michigan Avenue, 9th Fl. Chicago, IL 60611	Class 12	24.44%

	Arvida/JMB Partners, LP 900 N. Michigan Avenue Chicago, IL 60611	Class 12	11.04%

	Vertis, Inc. 250 West Pratt Street Baltimore, MD 21201	Class 15	98.36%

	First Fidelity Bank 5101 N. Classen, Ste. 500 Oklahoma City, OK 73118	Class 25	56.92%

	Shreve M. Archer	Class 25	23.51%

	Coppermark Bank 3333 Northwest Expressway Oklahoma City, OK 73112	Class 45	91.91%

	AEIS Omnibus 733 Marquette Avenue I9/692 Minneapolis, MN 55440	Class TT	51.86%

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	Jeanne M. Archer	Class TT	5.27%

	AEIS Omnibus 733 Marquette Avenue I9/692 Minneapolis, MN 55440	Class R	26.21%

	Ferris Baker Watts, Inc. 8403 Colesville Rd., #900 Silver Spring, MD 20910	Class R	14.17%

U.S. Treasury Fund
	General Mills Cereal, LLC P.O. Box 1113 Minneapolis, MN 55440	Class 8	34.57%

	Stewart Title Guaranty Company 1980 Post Oak Blvd., Ste. 800 Houston, TX 77056	Class 8	33.24%

	Stephens Inc 111 Center Street Little Rock, AR 72201	Class 8	31.85%

	Reserve Management Corporation 1250 Broadway New York, NY 10001-3701	Class 25	99.97%

	Coppermark Bank 3333 Northwest Expressway Oklahoma City, OK 73112	Class 45	99.45%

	SEI Trust Co. c/o Philadelphia Trust Co. 1760 Market Street, 2nd Fl. Philadelphia, PA 19103	Class TT	55.89%

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W.H. Reaves & Co., Inc. 10 Exchange Place Jersey City, NJ 07302	Class TT	13.94%

Herzog Heine Geduld Capital 222 Broadway, 24th Fl. New York, NY 10038	Class TT	12.94%

First Victoria Bank 101 S. Main Street Victoria, TX 77901-1338	Class 75	99.97%

RCBA Strategic Partners, LP 909 Montgomery Street, Ste 400 San Francisco, CA 94133-4625	Class R	10.87%

Ferris Baker Watts, Inc. 8403 Colesville Rd., #900 Silver Spring, MD 20910	Class R	8.38%

AEIS 733 Marquette Avenue I9/692 Minneapolis, MN 55440	Class R	8.14%

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Any shareholder beneficially owning more than 25% of a Fund’s outstanding shares, either directly or indirectly, may be considered a controlling person of the Fund. That shareholder’s vote could have a more significant effect on matters presented at a shareholder’s meeting than votes of other shareholders.

Other Matters. The Trust has determined that certain of the Funds’ service contracts and distribution plans have lapsed or were not properly approved or adopted due to an administrative error. The Trust and the Adviser are taking all necessary steps to remedy this, including obtaining Board and shareholder approval of the retention of fees paid and the approval of new service contracts and distribution plans.

INVESTMENT MANAGEMENT ARRANGEMENTS

RMCI, located at 1250 Broadway, New York, NY 10001-3701, serves as the investment adviser to the Trust. Bruce R. Bent, Bruce R. Bent II and Arthur T. Bent III are each considered a “controlling person” of RMCI based on their direct and indirect securities ownership.

Investment Management Agreement. The Trust, on behalf of each of the Funds, has entered into an Investment Management Agreement with the Adviser (each a “Management Agreement”), which provides for a comprehensive management fee structure. Under each Management Agreement, RMCI manages the respective Fund’s investments in accordance with its investment objective and policies, subject to the overall supervision of the Trustees.

Under the terms of the Investment Management Agreements with the Funds, RMCI is paid a comprehensive management fee (the “Management Fee”), which includes the advisory fee, all administrative and customary operating expenses of the Funds, as well as shareholder liaison services (such as responding to inquiries and providing information on investments), record keeping charges, accounting expenses, transfer agent costs, and the expenses of preparing, printing and mailing shareholder Reports and prospectuses. Excluded from the definition of administrative and customary operating expenses are interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses, payments pursuant to the Trust’s distribution plan and the fees and expenses of the non-interested Trustees, for which each Fund pays its direct or

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allocated share. The Management Fee is paid on the average daily net assets of each Fund according to the following schedule:

R	95	Treasurer’s Trust	75	70	45	35	25	20	15	12	8
0.80%	0.75%	0.60%	0.55%	0.50%	0.45%	0.35%	0.25%	0.20%	0.15%	0.12%	0.08%

The Investment Management Agreements are renewed annually if approved by the Trustees and by a separate vote of a majority of the non-interested Trustees. Each Investment Management Agreement may be terminated without penalty, upon sixty (60) days’ written notice by RMCI or by a vote of the Trustees or of a majority of the outstanding voting shares of a Fund. The Board met on June 30, 2005, to consider the approval of the proposed Investment Management Agreements with RMCI. At that meeting, the Board had the opportunity to meet with the representatives of RMCI to determine whether each proposed agreement is in the best interests of the respective Fund and its shareholders. The Board, including a majority of the Independent Trustees, so concluded and voted to recommend each Investment Management Agreement to the respective Fund’s shareholders for their approval (where applicable).

Nature, Extent and Quality of Service

The Board received and considered information regarding the nature, extent and quality of the advisory and other services provided to each Fund by RMCI.  The Board considered the background and experience of RMCI’s management and the expertise of personnel of RMCI with regard to investing in the type of securities in which the Funds invest.  The Trustees concluded that the nature and extent of the services provided by RMCI under each Investment Management Agreement were necessary and appropriate for the conduct and the business and investment activities of each Fund.  The Trustees also concluded that the quality of the advisory and administrative services was satisfactory.

Comparative Fee and Expenses

The comprehensive management fee charged under each Investment Management Agreement encompasses all of the services necessary for the operation of the relevant Fund.  Therefore, in evaluating the fee relative to other funds the Trustees thought the most appropriate comparison was to the respective expense ratios of the Funds.  The Trustees compared each Fund’s expense ratio to (i) the average expense ratio of all money market funds with similar investment objectives and policies; and (ii) the expense ratios of money market funds which are believed to be direct competitors of the Funds (“peer funds”), i.e., money market funds which are distributed through third-party broker/dealers and other financial institutions which do not have their own proprietary money market funds.  The Trustees noted that the expense ratio of the institutional classes of shares of each Fund was comparable to or lower than the average expense ratio of other money market funds as well as those of peer funds.  They also noted that the expense ratios of the retail classes of shares were higher than the average of other money market funds but comparable to the expense ratios of peer funds.  Based upon their review, the Trustees concluded that the fee payable under each Investment Management Agreement is competitive.

Comparative Performance

The Trustees noted that each of the Funds slightly underperformed relative to other money market funds with similar objectives and policies.  In this regard, the Trustees noted that the Funds generally invest in a more conservative and risk averse manner than their peers.  For example, the Funds do not invest in commercial paper and typically have a shorter average maturity than many other money market funds.  The Trustees concluded that, under the circumstances, the performance of the Funds was satisfactory.

Profitability

The Trustees received, analyzed and considered a profitability analysis of RMCI based on the fees paid and payable under the Investment Management Agreement, including any fee waivers or fee caps, and the costs incurred to provide required services, as well as other relationships between the Funds on the one hand and RMCI affiliates on the other.  The Trustees concluded, with respect to each Fund, that RMCI’s profitability was not excessive in light of

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the nature, extent and quality of the services provided and expected to be provided under Investment Management Agreements.

Breakpoints and Economies of Scale

As the comprehensive management fee is currently structured, fee levels do not reflect economies of scale that potentially could be realized as the Funds grow.  The Trustees noted the potential benefits to shareholders of a comprehensive fee which would tend to limit increases in the Funds’ expense ratios even if the costs of providing services increase and the related entrepreneurial risk assumed by RMCI through such an approach.  Based on the foregoing, the Trustees concluded that the absence of breakpoints was reasonable.

Other Benefits

The Trustees concluded that RMCI does not realize any other quantifiable material benefits from its relationship with the Funds.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the New Management Agreements with respect to each Fund.

Subsequent Events

The Independent Trustees met on September 22, 2005 to reconsider their previous determinations regarding the Investment Management Agreements in light of certain deficiencies in internal controls identified by RMCI related to reconciling bank statements, monitoring compliance with certain Internal Revenue Code requirements and identifying and collecting amounts due certain of funds in the Reserve/Hallmark complex.  The Independent Trustees were advised that these matters had previously been discussed with the Audit Committee and the Funds’ independent auditors and that RMCI has instituted additional procedures to enhance its internal controls for the Funds and committed to continue to strengthen the Funds’ overall control environment.  The Independent Trustees were further advised that the identified deficiencies had no material impact to shareholders, fund net asset value or Fund performance.

The Independent Trustees expressed concern about the quality of certain non-advisory services provided by RMCI but were satisfied with steps RMCI had taken and had committed to take.  Based on consideration of all factors they deemed relevant, including the steps taken by RMCI and RMCI’s commitment to continue to strengthen the overall control environment, the Independent Trustees reaffirmed their previous determinations to approve the Investment Management Agreements.

From time to time, RMCI may waive receipt of its fees and/or voluntarily assume certain expenses of a Fund that would have the effect of lowering the Fund expense ratio and increasing yield to investors at the time such amounts are assumed or waived, as the case may be. RMCI may also make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate. RMCI received the following aggregate management fees, and waived fees in the amounts shown, for each Fund for the fiscal years indicated:

PRIMARY FUND

Year Ended May 31,	Management Fee	Fee Waiver
2003	$65,331,664	None
2004	$63,459,784	$395,736
2005	$61,761,841	$486,130

U.S. GOVERNMENT FUND

Year Ended May 31,	Management Fee	Fee Waiver
2003	$7,242,345	$421
2004	$7,247,040	$148,427
2005	$7,906,882	$103

U.S. TREASURY FUND

Year Ended May 31,	Management Fee	Fee Waiver
2003	$4,475,047	None
2004	$4,434,771	$371,815
2005	$3,433,734	$43,780

DISTRIBUTION ARRANGEMENTS

Distribution Plans. The Trust has adopted distribution plans under Rule 12b-1 of the Investment Company Act (each a “Distribution Plan” and together the “Distribution Plans”) with respect to Class 70, Class 75, Class 95 and Class R shares of the Funds. Under its respective Distribution Plan, each Fund pays distribution (12b-1) fees of 0.20% on the average daily net assets of those Classes at the rates indicated regardless of the amount of expenses incurred.

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Resrv pays brokers, financial institutions and other financial intermediaries (“Intermediaries”) for services to the Funds’ Class 70, Class 75, Class 95 and Class R shareholder accounts (“qualifying accounts”). Such services may include, but are not limited to, the establishment of shareholder accounts, delivering prospectuses to prospective investors and processing automatic investments in Fund shares from the Intermediary’s clients accounts. Substantially all such payments are paid to Intermediaries for distribution and administrative services. A Fund may use a portion of the distribution payments to pay for sales materials or other promotional activities directly. The Trust’s Controller or Treasurer reports the amounts and uses of distribution payments to the Board quarterly and in connection with the Trustees’ annual consideration of the renewal of the Distribution Plans and related agreements. The Trustees have determined that there is a reasonable likelihood that the Distribution Plans will benefit each Fund and its shareholders. Each Fund paid the following fees under its respective Distribution Plan for the periods indicated:

	Distribution Fee paid for the fiscal year ended
Fund Name	May 31, 2003	May 31, 2004	May 31, 2005

Primary Fund	$13,048,029	$12,391,590	$12,187,130
U.S. Government Fund	$1,766,450	$1,726,677	$1,779,307
U.S. Treasury Fund	$714,040	$720,844	$715,331

Substantially all of such amounts were paid to Intermediaries for providing shareholder and distribution services to the respective Fund. As of May 31, 2005, for the period since the inception of each Distribution Plan, the distribution revenues have equaled the distribution expenses for each of the Funds.

Distribution Agreement. The Trust, on behalf of each Fund, has entered into a distribution agreement with Resrv, an affiliate of RMCI (each a “Distribution Agreement” and together the “Distribution Agreements”) for the distribution of each Fund’s shares. Resrv, located at 1250 Broadway, New York, NY 10001, acts as the “principal underwriter” for the Funds and as such arranges for the continuous offering of Class R, Class 70, Class 75 and Class 95 shares. The Distributor has the right to enter into selected dealer agreements with Intermediaries of its choice for the sale of Fund shares. Resrv’s principal business is the distribution of mutual fund shares.

In addition to the amounts paid under the Distribution Agreements and the Distribution Plans, RMCI may, at its discretion, pay an Intermediary amounts from its own resources. The rate of any additional amounts that may be paid will be based on the analysis by RMCI of the contribution that the Intermediary makes to a Fund by increasing assets under management and reducing expense ratios, the costs that the Fund might bear if such services were provided directly by the Fund or by another entity and the possibility of assets being withdrawn from a Fund with a corresponding increase in the Fund’s expense ratio.

Approval Of Distribution Arrangements. Each Distribution Plan and each Distribution Agreement may be renewed from year to year, if approved by the Trustees and by a majority of the non-interested Trustees who have no direct or indirect financial interest in such Distribution Plan, cast in person at a meeting called for the purpose of voting on such renewal. All material amendments to a Distribution Plan must be approved by a vote of the Trustees and of the non-interested Trustees, cast in person at a meeting called for the purpose of such vote. The Distribution Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval.  Each Distribution Plan and Distribution Agreement may be terminated at any time by a vote of the majority of the outstanding voting securities of the respective Fund, or by a vote of the non-interested Trustees. Each Distribution Agreement will terminate automatically in the event of its assignment.

OTHER SERVICE PROVIDERS

Transfer Agent. The Trust acts as its own transfer and dividend-paying agent.

Custodian. JP Morgan Chase & Co., 4 New York Plaza, New York, NY 10004 is the custodian of the assets of each Fund (the “Custodian”) pursuant to a Custodian Agreement with the Trust on behalf of each Fund.

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Independent Registered Public Accounting Firm. The Review Committee has selected PricewaterhouseCoopers LLP (“PwC”), 300 Madison Avenue, New York, NY 10017 as the Trust’s independent registered public accounting firm. The Fund’s financial statements for the fiscal year ended May 31, 2005, have been audited by PwC and are incorporated herein by reference in reliance upon the Report of such firm.

HOW TO BUY AND SELL SHARES

Information relating to the calculation of net asset value and to the purchase and redemption of shares is located in the Prospectus.

SHAREHOLDER SERVICES

In addition to the shareholder services described in the Prospectus, the following services are available to investors in Class Treasurer’s Trust, Class 70, Class 75, Class 95 and Class R:

Reserve Cash Performance Account. The Reserve Cash Performance Account (“CPA”) and the Reserve Cash Performance Account Plus (“CPA “Plus””) provide a comprehensive package of additional services to investors. These packages provide a checking arrangement whereby checks are provided to Fund shareholders. By completing the application or a signature card (for existing accounts) and certain other documentation, you can write checks in any amount against your account. Redemptions by check lengthen the time your money earns dividends, since redemptions are not made until the check is processed by the Funds. Because of this, you cannot write a check to completely liquidate your account, nor may a check be presented for certification or immediate payment. Your checks will be returned and a fee charged if they are postdated, contain an irregularity in the signature, amount or otherwise, or are written against accounts with insufficient or uncollected funds. All transaction activity, including check redemptions, will be reported on your account statement. Checking may not be available to clients of some Intermediaries.

A VISA Debit Card is also available with these packages. There is a $10 annual fee for the VISA Debit Card to CPA investors. There is no additional fee for CPA Plus investors. The VISA Debit Card functions exactly as a conventional VISA credit card does, except that the cardholder’s account is automatically charged for all purchases and cash advances, thus eliminating monthly finance charges. You may also use your VISA Debit Card to get cash at ATMs.

Investors have a choice of receiving a cash rebate, currently 1%, on all VISA purchases which is credited to their account or, for an additional annual fee of $35, participating in the Reserve Airline Rewards Program. As with the checking facility, VISA charges are paid by liquidating shares in your account, but any charges that exceed the balance at the time they are presented will be rejected. VISA Debit Card issuance is subject to credit approval. The Trust, VISA or the bank may reject any application for checks or debit cards and may terminate an account at any time. Conditions for obtaining a VISA Debit Card may be altered or waived by the Funds either generally or in specific instances. The checks and VISA Debit Card are intended to provide investors with easy access to their account balances.

Participants should refer to the VISA Account Shareholder Agreement for complete information regarding responsibilities and liabilities with respect to the VISA Debit Card. If a card is lost or stolen, the cardholder should Report the loss immediately by telephoning the issuing bank, currently Bank One at 800-VISA-911 or 800-847-2911, which can be reached 24 hours a day, seven (7) days a week or telephoning the Fund at 800-637-1700 or 212-401-5500 on Monday through Friday, 8:30 AM to 6:00 PM, Eastern time.

For more information regarding features of the CPA and CPA “Plus” packages, as well as the Terms & Conditions of the Reserve Airline Rewards Program, please call The Reserve Funds at 800-637-1700. The Funds will charge a nonrefundable annual CPA “Plus” service fee, currently $60, which may be charged to the account at the rate of $5 monthly.  CPA and CPA “Plus” participants will be charged for specific costs incurred in placing stop payment orders, obtaining check copies and processing returned checks. These fees may be changed at any time upon 30 days’ notice to participants. In addition, Intermediaries in this program may charge their own additional service fees and may establish their own minimum check amount.

The use of checks and VISA Debit Cards by participants will be subject to the terms of the Reserve CPA Application and the VISA Account Shareholder Agreement.

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DIVIDENDS AND TAXES

Each Fund ordinarily declares dividends from its daily net investment income (and net short-term capital gains, if any) on each day the Exchange and The Reserve Funds are open for business. Each Fund’s earnings for Saturdays, Sundays and holidays are declared as dividends on the preceding business day. If you elect to receive dividends and distributions in cash, and your dividend or distribution check is returned to a Fund as undeliverable or remains un-cashed for six months, the Funds reserve the right to reinvest such dividends or distributions and all future dividends and distributions payable to you in additional Fund shares at NAV. No interest will accrue on amounts represented by un-cashed distribution or redemption checks.

Taxes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“the Code”), so long as such qualification is in the best interests of shareholders. Such qualification relieves the Funds of any liability for federal income tax to the extent its earnings and gains, if any, are distributed in accordance with applicable provisions of the Code. If a Fund does not qualify as a RIC, it will be treated for tax purposes as an ordinary corporation subject to federal income tax and all distributions from earnings and profits (as determined under U.S. federal income tax principles) to its shareholders will be taxable as ordinary dividend income eligible for the maximum 15% tax rate for non-corporate shareholders and the dividends-received deduction for corporate shareholders.

In order to qualify as a RIC, a Fund must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in “qualified publicly traded partnerships” (i.e., partnerships that are traded on an established securities market or tradable on a secondary market, other than partnerships that derives 90%of their income from interest, dividends, capital gains, and other traditional permitted mutual fund income); and (b) diversify its holdings so that, at the end of each quarter of a Fund’s taxable year, (i) at least 50% of the market value of a Fund’s assets is represented by cash, securities of other regulated investment companies, U.S. government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of a Fund’s assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or securities of other regulated investment companies) of any one issuer, any two or more issuers that a Fund controls and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses or in the securities of one or more qualified publicly traded partnerships.

The Code requires a RIC to pay a nondeductible 4% excise tax to the extent the RIC does not distribute, during each calendar year, 98% of its ordinary income, determined on a calendar year basis, and 98% of its capital gain net income, determined, in general as if the RIC’s taxable year ended on October 31, plus certain undistributed amounts from the preceding year. While each Fund, intends to distribute its ordinary income and capital gain net income in the manner necessary to minimize imposition of the 4% excise tax, there can be no assurance that sufficient amounts of a Fund’s taxable income and capital gains will be distributed to avoid entirely the imposition of the tax. In such event, a Fund will be liable for the tax only on the amount by which it does not meet the foregoing distribution requirements.

Dividends paid by a Fund from its ordinary income or from an excess of net short-term capital gains over net long-term capital losses (together referred to hereafter as “ordinary income dividends”) will be taxable to a U.S. shareholder as ordinary income. Recently enacted legislation reduces the tax rate on certain dividend income and long term capital gain applicable to non-corporate shareholders for taxable years ending in or prior to 2008. Under these rules, a certain portion of ordinary income dividends constituting “qualified dividend income” when paid by a RIC to non-corporate shareholders may be taxable to such shareholders at long-term capital gain rates. However, to the extent a Fund’s distributions are derived from income on debt securities and short-term capital gain, such distributions will not constitute “qualified dividend income”. Thus, ordinary income dividends paid by the Funds generally will not be eligible for taxation at the reduced rates. Similarly, because no portion of a Fund’s income is expected to consist of dividends paid by U.S. corporations, no portion of the dividends paid by the Funds is expected to be eligible for the corporate dividends-received deduction. While municipal obligations generally pay interest which is excludible from gross income for federal income tax purposes in the hands of the bondholder, such interest

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will not be excludible from gross income for federal income tax purposes when paid by the Primary Fund to shareholders. Distributions of net capital gains, if any, designated as long-term capital gain dividends are taxable to shareholders as long-term capital gains, regardless of how long the shareholder has held a Fund’s shares. Distributions in excess of a Fund’s earnings and profits will first reduce the shareholder’s adjusted tax basis in his shares and any amount in excess of such basis will constitute capital gain to such shareholder (assuming the shares are held as a capital asset).

Ordinary income and capital gain dividends are taxable to shareholders as described even if they are reinvested in additional shares of a Fund. Shareholders receiving distributions in the form of additional shares, rather than cash, generally will have a cost basis in each such share equal to the NAV of a share of a Fund on the reinvestment date. If a Fund pays a dividend in January that was declared in the previous October, November or December to shareholders of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by the Fund and received by its shareholders on December 31 of the year in which such dividend was declared. Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of additional shares will receive a Report as to the NAV of those shares.

Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gain or loss. However, gain derived by a Fund from the disposition of any market discount bonds (i.e., bonds purchased other than at original issue, where the face value of the bonds exceeds their purchase price) held by the Fund generally will be taxed as ordinary income to the extent of the accrued market discount on the bonds, unless the Fund elects to include the market discount in income as it accrues. Gains or losses attributable to fluctuations in exchange rates which occur between the time the Primary Fund accrues receivables or liabilities denominated in a foreign currency, and the time the Primary Fund actually collects such receivables or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as “section 988” gains or losses, may increase or decrease the amount of the Primary Fund’s investment company taxable income to be distributed to its shareholders as ordinary income.

Certain states exempt from state income taxation dividends paid by RIC’s, which are derived from interest on United States Treasury obligations. State law varies as to whether dividend income attributable to United States Treasury obligations is exempt from state income tax.

Income received by the Primary Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

In the event that the Fund fails to maintain a constant NAV per share, upon the sale or other disposition of shares of a Fund, a shareholder may realize a taxable gain or loss. Such gain or loss will be a capital gain or loss which, if the shares were held as capital assets, will be long-term or short-term generally depending upon the shareholder’s holding period for the shares. A loss realized on a sale or exchange of a Fund’s shares will be disallowed if other shares of such Fund are acquired (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or fewer will be treated as a long-term capital loss to the extent of any distributions of net long-term capital gains received by the shareholder with respect to such shares.

The Funds are currently required by federal law to withhold 28% of dividends and other distributions that are subject to federal income tax if (i) a correct and certified Taxpayer Identification Number (“TIN”) is not provided for your account, (ii) you fail to certify that you have not been notified by the IRS that you undereported taxable interest or dividend payments, or (iii) a Fund is notified by the IRS (or a broker) that the TIN provided is incorrect or you are otherwise subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Amounts withheld and forwarded to the IRS can be credited as a payment of tax when completing your federal income tax return. For individual shareholders, the TIN is the shareholder’s social security number.

22

The tax consequences to a foreign shareholder of an investment in a Fund will generally be different from those described herein.

Investors are advised to consult their own tax adviser(s) with respect to the particular tax consequences to them of an investment in a Fund.

PROXY VOTING

The Trustees have delegated proxy voting authority, in regard to the Funds’ portfolio securities, to RMCI. In accordance with the requirements of Rule 206(4)-6 under the Investment Advisers Act of 1940, RMCI has adopted and implemented the proxy voting policy and procedures set forth in Appendix B to this SAI with respect to the Trust. RMCI believes that the policy and procedures ensure that such proxies are voted in the best interest of the Funds and their shareholders, in accordance with its fiduciary duties and applicable rules and regulations.

RMCI’s proxy voting policies and procedures, as well as information about how a particular proxy was voted are available upon request. Please contact The Reserve Fund, 1250 Broadway, New York, NY 10001-3701, attn: Client Services or call 888-823-2867 to request a copy.

INFORMATION ABOUT THE TRUST

The Reserve Funds’ Declaration of Trust permits the Trust to issue an unlimited number of full and fractional shares of beneficial interest that may be issued in any number of series (funds) and/or classes. Shares issued will be fully paid and non-assessable and will have no preemptive rights. The shareholders of each Fund are entitled to a full vote for each full share held (and fractional votes for fractional shares) and have equal rights to earnings, dividends, and redemptions. The Trustees do not intend to hold annual meetings but will call such special meetings of shareholders as may be required under the Investment Company Act or by the Declaration of Trust.

Further, the Trust is allowed to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Fund. If they deem it advisable and in the best interests of shareholders, the Trustees may classify or reclassify any un-issued shares of the Fund by setting or changing the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms and conditions of redemption of the shares. Any such changes must comply with all applicable state and federal securities laws which require that each class be preferred over all other classes in respect to assets specifically allocated to such class. Upon liquidation of any Fund, shareholders are entitled to share, pro rata, in the net assets of their respective class Fund shares available for distribution to such shareholders. It is possible, although considered highly unlikely in view of the method of operation of mutual funds, that should the assets of one class of shares be insufficient to satisfy its liabilities, the assets of another class could be subject to claims arising from the operations of the first class of shares.

Each share has one vote except that if a class is separately affected by a matter requiring shareholder vote, each class will vote separately on such matters. Shares of all classes vote together for the election of Trustees and have non-cumulative voting rights, meaning that the holders of more than 50% of the shares voting for the election of Trustees could elect all Trustees if they so choose, and in such event the holders of the remaining shares could not elect any person to the Board of Trustees. All consideration received by the Trust for shares of one of the Funds and/or classes and all assets in which such consideration is invested will belong to that Fund and/or class (subject only to rights of creditors of the Fund) and will be subject to the liabilities related thereto. The income attributable to, and the expenses of, one series and/or class are treated separately from those of the other series and/or class.

Use of Joint Prospectus and Statement of Additional Information. Although each Fund is offering only its own shares, it is possible that a Fund might become liable for any misstatement in the Prospectus and SAI about the other Funds. However, each Fund has acknowledged that it, and not any of the other Funds, is liable for any material misstatement or omission about it in the Prospectus or SAI.

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FINANCIAL STATEMENTS

The Primary Fund, U.S. Government Fund and U.S. Treasury Fund’s audited Financial Statements for the fiscal year ended May 31, 2005 are incorporated into this SAI by reference to the Funds’ Annual Report dated May 31, 2005. The Funds’ Annual Report is available at no charge by calling 800-637-1700.

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Appendix A

CREDIT RATINGS

The following are the rating designations of certain short-term instruments and issuers and their respective meanings.

Standard & Poor’s (“S&P”) Instruments with the greatest capacity for timely payment are rated A by S&P. Issues within this category are further redefined with designations 1, 2 and 3 to indicate the relative degree of safety; A-1, the highest of the three, indicates the degree of safety regarding timely payment is strong; A-2 indicates that the capacity for timely repayment is satisfactory; A-3 indicates that capacity for timely payment is adequate, however, they are more vulnerable to the adverse changes of circumstances than obligations rated A-1 or A-2.  S&P ratings with respect to certain municipal note issues with a maturity of less than three years reflects the liquidity factors and market access risks unique to notes. SP-1, the highest note rating, indicates a strong capacity to pay principal and interest. Issues that possess a very strong capacity to pay debt service will be given an “SP-1+” designation.  SP-2, the second highest note rating, indicates a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

Moody’s Investors Service, Inc. (“Moody’s”) employs the designations of Prime-1, Prime-2 and Prime-3 to indicate the relative capacity of the rated issuers to repay punctually. Prime-1 issues have a superior capacity for repayment. Prime-2 issues have a strong capacity for timely repayment, but to a lesser degree than Prime-1, Prime-3 issues have an acceptable capacity for repayment.

Moody’s highest rating for short-term notes is MIG1/VMIG1; MIG-1/VMIG-1 denotes “superior credit quality”, enjoying “highly reliable liquidity support” or “demonstrated broad-based access to the market for refinancing”; MIG2/VMIG2 denotes “strong credit quality” with margins of protection that are ample although not so large as MIG1/VMIG1.

Fitch Ratings (“Fitch”) employs the ratings F1 - F3 for short-term investment grade obligations. F1 denotes the highest credit quality. It indicates the strongest capacity for timely payment of financial commitments. A “+” may be appended to an F1 rating class to denote any exceptionally strong credit feature.  F2 denotes good credit quality. It indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings. F3 denotes fair credit quality.  It indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

Fitch Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as “Positive”, indicating a potential upgrade, “Negative”, for a potential downgrade, or “Evolving”, if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

Fitch Individual Ratings are assigned only to banks. ‘A’ denotes a very strong bank. Characteristics may include outstanding profitability and balance sheet integrity, franchise, management, operating environment or prospects. ‘B’ denotes a strong bank. There are no major concerns regarding the bank. Characteristics may include strong profitability and balance sheet integrity, franchise, management, operating environment or prospects. “C’ denotes an adequate bank, which, however, possesses one or more troublesome aspects. There may be some concerns regarding its profitability and balance sheet integrity, franchise, management, operating environment or prospects.

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Appendix B

RESERVE MANAGEMENT COMPANY, INC

PROXY VOTING POLICY AND PROCEDURES

I.      POLICY

Reserve Management Company, Inc. (the “Adviser”) acts as investment adviser for the various series of The Reserve Funds, registered investment companies, referred to collectively as the “Funds”. The Adviser has full authority to vote proxies on behalf of each Fund. Although the Funds do not invest in corporate securities, they may on occasion invest in affiliated or other mutual funds which may issue proxies from time to time. Therefore, the Adviser will vote all proxies and act on all other actions in a timely manner as part of its authority in accordance with this Policy and Procedures.

When voting proxies for the Funds, the Adviser’s utmost concern is that all decisions be made solely in the best interest of each Fund. The Adviser will act in a prudent and diligent manner intended to enhance the economic value of the assets of each Fund’s account.

II.    PURPOSE

The purpose of these Policies and Procedures is to memorialize the procedures and policies adopted by the Adviser to enable it to comply with its fiduciary responsibilities to clients and the requirements of Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (“Advisers Act”).

III.   PROCEDURES

The Portfolio Manager of each Fund (each a “Portfolio Manager”) is ultimately responsible for ensuring that all proxies received by the Adviser are voted in a timely manner and in a manner consistent with the Adviser’s determination of each Fund’s best interests. Although many proxy proposals can be voted in accordance with the Funds’ established guidelines (see Section V. below, “Guidelines”), the Adviser recognizes that some proposals require special consideration which may dictate that the Adviser makes an exception to the Guidelines.

A.    Conflicts of Interest

Where a proxy proposal raises a material conflict between the Adviser’s interests and an interest of any Fund, the Adviser will resolve such a conflict in the manner described below:

1.     Vote in Accordance with the Guidelines.  To the extent that the Adviser has little or no discretion to deviate from the Guidelines with respect to the proposal in question, the Adviser shall vote in accordance with such pre-determined voting policy.

2.     Obtain Consent. To the extent that the Adviser has discretion to deviate from the Guidelines with respect to the proposal in question, the Adviser will disclose the conflict to each affected Fund and obtain consent to the proposed vote prior to voting the securities. The disclosure will include sufficient detail regarding the matter to be voted on and the nature of the Adviser’s conflict such that each affected Fund would be able to make an informed decision regarding the vote. If a Fund does not respond to such a conflict disclosure request or denies the request, the Adviser will abstain from voting the securities held by that Fund’s account.

Each Portfolio Manager will review the proxy proposal for conflicts of interest as part of the overall vote review process. All material conflicts of interest so identified by the Adviser will be addressed as described above in this Section III.A.

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B.    Limitations

In certain circumstances, in accordance with a Fund’s investment advisory agreement (or other written directive) or where the Adviser has determined that it is in the Fund’s best interest, the Adviser will not vote proxies received. The following are certain circumstances where the Adviser will limit its role in voting proxies:

1.     Fund Maintains Proxy Voting Authority: Where a Fund specifies in writing that it will maintain the authority to vote proxies itself or that it has delegated the right to vote proxies to a third party, the Adviser will not vote the securities and will direct the relevant custodian to send the proxy material directly to the Fund. If any proxy material is received by the Adviser, it will promptly be forwarded to the Fund or specified third party.

2.     Terminated Account:  Once a Fund account has been terminated with the Adviser in accordance with its investment advisory agreement, the Adviser will not vote any proxies received after the termination. However, the Fund may specify in writing that proxies should be directed to the Fund (or a specified third party) for action.

3.     Limited Value:  If the Adviser determines that the value of a Fund’s economic interest or the value of the portfolio holding is indeterminable or insignificant, the Adviser may abstain from voting a Fund’s proxies. The Adviser also will not vote proxies received for securities which are no longer held by the Fund’s account. In addition, the Adviser generally will not vote securities where the economic value of the securities in the Fund account is less than $500.

4.     Securities Lending Programs:  When securities are out on loan, they are transferred into the borrower’s name and are voted by the borrower, in its discretion. However, where the Adviser determines that a proxy vote (or other shareholder action) is materially important to the Fund’s account, the Adviser may recall the security for purposes of voting, subject to the securities lending agreements with the Funds’ custodian in place at that time.

5.     Unjustifiable Costs:  In certain circumstances, after doing a cost-benefit analysis, the Adviser may abstain from voting where the cost of voting a Fund’s proxy would exceed any anticipated benefits to the Fund of the proxy proposal.

IV.   RECORD KEEPING

In accordance with Rule 204-2 under the Advisers Act, the Adviser will maintain for the time periods set forth in the Rule (i) these proxy voting procedures and policies, and all amendments thereto; (ii) all proxy statements received regarding securities held by the Fund (provided however, that the Adviser may rely on the proxy statement filed on EDGAR as its records); (iii) a record of all votes cast on behalf of each Fund; (iv) records of all client requests for proxy voting information; (v) any documents prepared by the Adviser that were material to making a decision how to vote or that memorialized the basis for the decision; and (vi) all records relating to requests made to the Funds regarding conflicts of interest in voting the proxy.

The Adviser will describe in its Part II of Form ADV (or other brochure fulfilling the requirement of Rule 204-3) its proxy voting policies and procedures and will inform each Fund as to how they may obtain information on how the Adviser voted proxies with respect to securities held by each Fund. Clients may obtain information on how their securities were voted or a copy of the Adviser’s Policies and Procedures by written request addressed to the Adviser. The Adviser will coordinate with each Fund to assist in the provision of all information required to be filed on Form N-PX.

V.    PROXY VOTING GUIDELINES

Each proxy issue will be considered individually. The following guidelines are a partial list, do not include all potential voting issues and are to be used in voting proposals contained in the proxy statements, but will not be used as rigid rules. The Adviser is instructed to vote all proxies in accordance with these guidelines, except as otherwise instructed. However, because proxy issues and the circumstances of individual companies are so varied, there may be instances when proxies may not be voted in strict adherence to these guidelines.

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The following guidelines are grouped according to the types of proposals generally presented to stockholders. Part A deals with proposals that have been approved and recommended by the company’s board of directors. Part B deals with proposals submitted by stockholders for inclusion in proxy statements. Part C addresses unique considerations pertaining to foreign issuers.

A.    Board Approved Proposals

The vast majority of matters presented to stockholders relate to proposals made by the issuer itself. These proposals have been approved and recommended by the issuer’s board of directors. The Funds fully support the enhanced corporate governance practices being implemented and intend to hold corporate boards accountable for their actions in promoting stockholder interests. Accordingly, the Funds’ proxies will generally be voted for board-approved proposals, except as follows:

a.                 The Funds will withhold votes for any nominee for director who is considered independent by the company but who has received compensation from the company other than for service as a director (such as for investment banking, consulting, legal or financial advisory services).

b.                 The Funds will vote on a case-by-case basis in contested elections of directors and on proposals to classify a board of directors.

The Funds will vote on a case-by-case basis on board approved proposals:

•      relating to executive compensation.

•     relating to changes in a company’s capitalization.

•      relating to acquisitions, mergers, re-incorporations, reorganizations and other similar transactions.

•      to adopt any form of anti-takeover measures.

•      to amend a company’s charter or bylaws (except for charter amendments which are necessary to effect stock splits, to change a company’s name or to authorize additional shares of common stock).

•      on other business matters where the Funds are otherwise withholding votes for the entire board of directors.

B.    Stockholder Proposals

The Securities and Exchange Commission regulations permit stockholders to submit proposals for inclusion in a company’s proxy statement. These proposals often seek to change some aspect of the company’s corporate governance structure or to change some aspect of its business operations. The Funds will vote on a case-by-case basis on all shareholder proposals.

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C.    Voting Shares of Foreign Issuers

Because foreign issuers are incorporated outside of the United States, protection for shareholders may vary significantly from jurisdiction to jurisdiction. Laws governing certain foreign issuers may provide substantially less protection for shareholders. As a result, the above guidelines, which are premised on the existence of sound corporate governance and disclosure frameworks, may not be appropriate under some circumstances for foreign issuers. Therefore, the Funds will vote proxies of foreign issuers on a case-by-case basis.

Approved as of December 2, 2004

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PART C

Item 23. Exhibits.

(a) Declaration of Trust and Amendments, filed as an exhibit to Registrant’s Post-Effective Amendment No. 60, dated July 31, 1999, and incorporated by reference.

(b)(1) By-Laws and Amendments filed, as an exhibit to Registrant’s Post-Effective Amendment No. 60, dated July 31, 1999, and incorporated by reference.

(b)(2) Amendment to By-Laws – Filed herewith.

(c) See exhibits “a” and “b”.

(d)(1) Form of Investment Management Agreement for Primary, U.S. Government and Treasury Funds dated June 26, 1999, filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement, dated April 9, 2001, and incorporated by reference.

(d)(2) Amendment to the Investment Management Agreement of Primary Fund, dated September 24, 2003, and incorporated by reference.

(d)(3) Amendment to the Investment Management Agreement of U.S. Government Fund, dated September 24, 2003, and incorporated by reference.

(d)(4) Amendment to the Investment Management Agreement of U.S. Treasury Fund, dated September 24, 2003, and incorporated by reference.

(e)(1) Form of Distribution Agreement, filed as an exhibit to Registrant’s Post-Effective Amendment No. 64, dated July 19, 2001, and incorporated by reference.

(e)(2) Form of Registered Dealer Agreement, filed as an exhibit to Registrant’s Post-Effective Amendment No. 60, dated July 31, 1999, and incorporated by reference.

(f) Pension Plan of Reserve Management Corporation, filed as an exhibit to Registrant’s Post-Effective Amendment No. 32; Amendments to Pension Plan filed as an exhibit to Registrant’s Post-Effective Amendment No. 45, dated July 31, 1989, and incorporated by reference.

(g)(1) Global Custodian Agreement with Chase Manhattan Bank, filed as an exhibit to Registrant’s Post-Effective Amendment No. 60, dated July 31, 1999, and incorporated by reference.

(g)(2) Amendment to Global Custodian Agreement, filed as an exhibit to Registrant’s Post-Effective Amendment No. 64, dated July 19, 2001, and incorporated by reference.

(g)(3) Amendment to Global Custodian Agreement, dated April 27, 2005 - Filed herewith.

(h) Not applicable

(i) Opinion and Consent of Counsel – filed herewith.

(j) Consent of Independent Registered Public Accounting Firm – Filed herewith.

(k) Not applicable

(l) Not applicable

(m) Plan of Distribution, filed as an exhibit to Registrant’s Post-Effective Amendment No. 63, dated April 9, 2001, and incorporated by reference.

(n) Multiple Class Plan pursuant to Rule 18f-3, filed as an exhibit to Registrant’s Post-Effective Amendment No. 63, dated April 9, 2001, and incorporated by reference.

(o) Reserved

(p) Code of Ethics filed as an exhibit to Registrant’s Post –Effective Amendment No. 73, dated September 2, 2004, and incorporated by reference.

Item 24. Persons Controlled by or Under Common Control with Registrant.

The Registrant does not control and is not under common control with any person or entity.

Item 25. Indemnification.

Each Trustee, officer, employee or agent of the Registrant, and any person who has served at its request as a Director, Trustee, officer or employee of another business entity, shall be entitled to be indemnified by the Registrant to the fullest extent permitted by the laws of the Commonwealth of Massachusetts, subject to the provisions of the Investment Company Act of 1940 and the rules and regulations thereunder. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of any expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser.

Reserve Management Company, Inc. (“RMCI”) acts as the investment adviser for each series of the following open-end registered management investment companies: The Reserve Fund, Reserve Tax-Exempt Trust, Reserve New York Tax-Exempt Trust, Hallmark Equity Series Trust, Reserve Municipal Money-Market Trust, Reserve Short Term Investment Trust and Hallmark Investment Series Trust.

Each executive officer of RMCI is listed below, including any business, profession, vocation or employment of a substantial nature in which each such person has been engaged since June 1, 2003 for his own account or in the capacity of director, officer, partner or trustee. Mr. Bruce Bent is Chairman, President, Treasurer, Chief Financial Officer and Trustee, Mr. Bruce Bent II is Co-Chief Executive Officer, Senior Vice President and Assistant Treasurer and Mr. Arthur T. Bent III is Co-Chief Executive Officer, Senior Vice President and Assistant Secretary for each of the Trusts for which RMCI acts as investment adviser. The address of each of the entities listed below is 1250 Broadway, 32nd Floor, New York, New York 10001-3701.

Name	Position with the Adviser	Other Business
Bruce R. Bent	Chairman, President and Director	Chairman, CEO and Director of Reserve Management Corporation and Chairman and Director and of Resrv Partners, Inc.

Bruce R. Bent II	Vice-Chairman, Sr. Vice President, Assistant Secretary, Assistant Treasurer and Director	President, Secretary and Director of Reserve Management Corporation and Secretary and Director of Resrv Partners, Inc.

Arthur T. Bent III	Vice-Chairman, Sr. Vice President, COO, Treasurer, Assistant Secretary and Director	Chief Operating Officer, Treasurer and Director of Reserve Management Corporation and Assistant Treasurer and Director of Resrv Partners, Inc.

Daniel F. Barry	Controller	Controller of Reserve Management Corporation, Resrv Partners, Inc. and each trust in the Reserve/Hallmark family of funds.

Amy W. Bizar	Secretary and General Counsel	Secretary and General Counsel of Reserve Management Corporation and Resrv Partners, Inc.; Secretary and General Counsel for each trust in the Reserve/Hallmark family of funds.

Item 27. Principal Underwriters.

(a) Resrv Partners, Inc., the principal underwriter of the Registrant, also acts as principal underwriter to Reserve Tax-Exempt Trust, Reserve New York Tax-Exempt Trust, Reserve Municipal Money-Market Trust, Hallmark Equity Series Trust and Reserve Short-Term Investment Trust.

(b) Provided below is the name, positions and offices with Resrv Partners, Inc. and positions and offices with each series of the Registrant for each Director, Officer or partner of Resrv Partners, Inc. The principal business address of each such person is 1250 Broadway, 32nd Floor, New York, New York 10001.

Name	Position(s) and office(s) with Resrv Partners, Inc	Position(s) and office(s) with the Registrant
Bruce R. Bent	Chairman and Director	Chairman and CEO

Mary Belmonte	President and Compliance Officer	None

Bruce R. Bent II	Vice-Chairman, Secretary, Assistant Treasurer and Director	President and Assistant Treasurer

Arthur T. Bent III	Vice-Chairman, Treasurer, Assistant Secretary and Director	Senior Vice President, Treasurer, Chief Operating Officer and Assistant Secretary

Daniel Barry	Controller	Controller

Amy Bizar	General Counsel and Assistant Secretary	General Counsel and Secretary

(c)  Not applicable.

Item 28. Location of Accounts and Records.

All records required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained at 1250 Broadway, New York, NY 10001-3701 except those relating to receipts and deliveries of securities, which are maintained by the Registrant’s Custodian.

Item 29. Management Services.

See “Investment Management, Distribution, Service and Custodian Agreements” in Part B.

Item 32. Undertakings.

Not Applicable

Signatures

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485 (b) under the Securities Act and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York, on the 28th day of September 2005.

The Reserve Fund

By:	/s/ Bruce R. Bent II
Bruce R. Bent II, Co-Chief Executive Officer,
Senior Vice President and Assistant Treasurer

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Bruce R. Bent*	Chairman, President, Treasurer, Chief	September 28, 2005
Bruce R. Bent	Financial Officer and Trustee

/s/ Bruce R. Bent II	Co-Chief Executive Officer, Senior Vice	September 28, 2005
Bruce R. Bent II	President and Assistant Treasurer

/s/ Arthur T. Bent III	Co-Chief Executive Officer, Senior Vice	September 28, 2005
Arthur T. Bent III	President and Assistant Secretary

/s/Edwin Ehlert, Jr.*	Trustee	September 28, 2005
Edwin Ehlert, Jr.

William Montgoris*	Trustee	September 28, 2005
William Montgoris

*By:	/s/ Bruce R. Bent II	September 28, 2005
Bruce R. Bent II
Attorney-in-Fact

Power of Attorney

Each of the undersigned, Bruce R. Bent, Edwin Ehlert, Jr. and William Montgoris, the Trustees, and Bruce R. Bent, Bruce R. Bent II and Arthur T. Bent III, the Officers of The Reserve Fund, a registered investment company (the “Trust”), hereby authorizes each of Bruce R. Bent, Bruce R. Bent II and Arthur T. Bent III, or any of them, as attorney-in-fact, to sign on his behalf, in the capacities indicated, any Registration Statement or amendment thereto (including post-effective amendments) for each series of the Trust and to file the same, with all exhibits thereto, with the Securities and Exchange Commission.

Dated: June 30, 2005

/s/ Bruce R. Bent	Chairman/CEO and Trustee (principal executive
Bruce R. Bent	operating officer)

/s/ Bruce R. Bent II	President and Assistant Treasurer
Bruce R. Bent II

/s/ Arthur T. Bent III	Senior Vice President, Treasurer, Chief Operating
Arthur T. Bent III	Officer and Assistant Secretary

/s/ Edwin Ehlert, Jr.	Trustee
Edwin Ehlert, Jr.

/s/ William Montgoris	Trustee
William Montgoris

EXHIBIT INDEX

Exhibit
Numbers	Description

(b)(2)	Amendment to By-Laws

(g)(3)	Amendment to Global Custodian Agreement, dated April 27, 2005

(i)	Opinion and Consent of Counsel

(j)	Consent of Independent Registered Public Accounting Firm